AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 24, 2000
                                                       1933 Act File No. 2-70863
                                                      1940 Act File No. 811-3126
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   / /

Pre-Effective Amendment No.                               / /

Post-Effective Amendment No. 30                           /X/


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  / /

Amendment No. 32                                                 /X/

                        (Check appropriate box or boxes.)


                               FREEDOM MUTUAL FUND
                           (Exact Name of Registrant)

                       One Beacon Street, Boston, MA 02108
                    (Address of Principal Executive Offices)

                                 (617) 725-2300
                         (Registrant's Telephone Number)

                              REGINA M. PISA, P.C.
                           Goodwin, Procter & Hoar LLP
                        Exchange Place, Boston, MA 02109
               (Name and Address of Agent for Service of Process)

                  Approximate date of proposed public offering:

       It is proposed that this filing will become effective under Rule 485 (check appropriate box):


       /X/ Immediately upon filing pursuant to paragraph (b)
       / / On _____ pursuant to paragraph (b)
       / / 60 days after filing pursuant to paragraph (a)(1)
       / / On _____ pursuant to paragraph (a)(1)
       / / 75 days after filing pursuant to paragraph (a)(2)
       / / On _____ pursuant to paragraph (a)(2).


         If appropriate check the following box:


       / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                                             [FREEDOM FUND LOGO]

FREEDOM CASH MANAGEMENT FUND
--------------------------------------------------------------------------------

        A money market fund investing in a diversified portfolio of high-grade money market instruments.


FREEDOM GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

        A money market fund investing exclusively in U.S. Government securities.


FREEDOM TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------

        A money market fund investing in a diversified portfolio of high quality short-term municipal securities, the income of which generally is exempt from federal income tax.

--------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                          PROSPECTUS -- February 24, 2000


                                 ANNUAL REPORTS
                      FOR THE YEAR ENDED DECEMBER 31, 1999
                                BEGIN ON PAGE 17

                               TABLE OF CONTENTS


                                                     Page
                                                     ----

  Fund Investment Objectives and Strategies.......      1
  Volatility and Performance......................      2
  Investor Fees and Fund Expenses.................      6
  Investment Management...........................      6
  Buying, Selling, Exchanging Fund Shares.........      7
  Distributions and Taxes.........................     12
  Additional Information on Fund Investments......     13
  Financial Highlights............................     15
  Additional Information About the Funds..........     16










                                       i                              PROSPECTUS

                   FUND INVESTMENT OBJECTIVES AND STRATEGIES

Fundamental Objectives

   The Cash Management Fund seeks to achieve as high a rate of current income as is consistent with the maintenance of liquidity and preservation of capital.

   The Government Securities Fund seeks to achieve as high a rate of current income as is consistent with the maintenance of liquidity and preservation of capital.

   The Tax Exempt Money Fund seeks to achieve as high a rate of current income exempt from federal income taxes as is consistent with the maintenance of liquidity and preservation of capital.

Principal Investment Strategies

   Each Fund manages its portfolio subject to strict guidelines established by the Securities and Exchange Commission. These guidelines are designed so that the Funds may maintain a stable $1.00 share price, although there is no guarantee that a Fund will do so. Among other things, the guidelines require each Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days. In addition, all securities are denominated in U.S. dollars.

   All of the investments of each Fund must be high-quality securities. At least 95% of the total assets of each Fund must be "first tier" securities, which must be rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating category, or must be unrated securities that are considered equivalent by the investment manager. The remaining amount, up to 5% of total assets, must be invested in "second tier" securities, which, at the time of purchase, must be rated by Standard & Poor's or Moody's in their second highest short-term major rating category, or must be unrated securities but considered equivalent by the investment manager.

   Each Fund may adjust the composition of its portfolio as market conditions and economic outlooks change.

   For more information about the Funds' investments and practices, see Financial Highlights on page 15.

Principal Investments

   The Cash Management Fund invests in a diversified portfolio of high quality, short-term money market instruments. These instruments may include: short-term corporate debt, such as commercial paper; U.S. and foreign bank certificates of deposit and bankers' acceptances; securities issued or guaranteed as to principal and interest by the U.S. or foreign governments, their agencies or instrumentalities; asset and mortgage backed securities; and repurchase agreements.

   The Government Securities Fund invests exclusively in short-term U.S. government securities. These securities are issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities, and may include certain mortgage-backed securities.

                                       1                              PROSPECTUS

   The Tax Exempt Money Fund invests at least 80% of its total assets in a diversified portfolio of municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

   o GENERAL OBLIGATION BONDS -- where principal and interest are paid from the general tax revenues received by the issuer.

   o REVENUE BONDS -- where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects. They are not general obligations of the issuer.

   o INDUSTRIAL DEVELOPMENT BONDS -- where principal and interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure used by a private entity. However, they are the general obligations of the private entity, not the issuer.

   The income generated by municipal securities generally is exempt from federal income tax.

   The Tax Exempt Money Fund has the right to invest up to 20% of its total assets in short-term, high-quality taxable fixed-income securities.

Principal Risks

   Each Fund's principal risks are those risks that could affect the overall yield of the Fund and thus, the return on your investment. They include factors that would cause short-term interest rates to decline, such as a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies.

   Because the Tax Exempt Money Fund's securities are issued by states, their cities, towns and public authorities, the Fund's performance also may be affected by political and economic conditions at the state or local level. They may include state or city budgetary problems, declines in the tax base and, generally, any factor that may cause rating agencies to downgrade the credit ratings on state or municipal securities. Actual or proposed changes in tax rates, regulations or government-sponsored programs also could affect the yield on your investment.

   Each Fund's ability to meet redemption obligations could be burdened by its investments in securities restricted as to resale. Restricted securities generally trade among institutions in markets that are not as developed or that do not function as efficiently as more established markets.

   An investment in any of the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in any Fund.

                           VOLATILITY AND PERFORMANCE

   The information provided in the charts and tables that follow gives some indication of the risks of investing in each Fund by showing two aspects of a Fund's performance:

YEAR-BY-YEAR TOTAL RETURN

   Year-by-year total return illustrates a Fund's performance for each of the last 10 calendar years. It indicates risk by showing how much returns can differ from one year to the next. Generally, funds with higher average annual total returns will also have higher volatility. Each Fund can also

                                       2                              PROSPECTUS
experience swings in short-term performance, as depicted below by the best and worst calendar quarter returns. The graphs include the effects of each Fund's expenses. No sales charges apply to purchases, exchanges or redemptions of Fund shares.

AVERAGE ANNUAL TOTAL RETURN

   Average annual total return is a measure of a Fund's performance over time. It is calculated by taking the performance of a Fund over a given period and expressing it as an average annual rate. Average annual total return includes the effects of each Fund's expenses. It also assumes that you sold your shares at the end of the period.

   An independent measure of performance is listed with each Fund's average annual returns. These measures can be used as a rough guide when gauging the return of these and other investments. Keep in mind that these measures include the effects of Fund expenses.

   Of course, a Fund's performance in the past is not necessarily an indication of how the Fund will perform in the future.

Cash Management Fund

                           Year-by-Year Total Returns

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 1990          7.80%
                 1991          5.60%
                 1992          3.13%
                 1993          2.50%
                 1994          3.59%
                 1995          5.38%
                 1996          4.86%
                 1997          5.03%
                 1998          5.03%
                 1999          4.67%


   During the 10-year period shown in the bar chart above, the highest return for a quarter was 1.93% (quarter ended March 31, 1990) and the lowest return for a quarter was 0.60% (quarter ended June 30, 1993).


                                      Average Annual Total Returns
                                      (For the Year Ended 12/31/99)
                                     -------------------------------
                                      1 Year    5 Years    10 Years
                                      ------    -------    --------
  Cash Management Fund.............   4.67%     4.99%       4.75%
  *IBC First Tier Money Funds
      Average......................   4.57%     4.97%       4.37%

------------

* The IBC First Tier Money Funds Average is an average of the performance of those money market funds that invest primarily in any allowable Rule 2a-7 investment, except second-tier commercial paper.

                                       3                              PROSPECTUS

Government Securities Fund

                           Year-by-Year Total Returns

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 1990          7.69%
                 1991          5.34%
                 1992          3.18%
                 1993          2.49%
                 1994          3.36%
                 1995          5.10%
                 1996          4.69%
                 1997          4.96%
                 1998          4.93%
                 1999          4.54%


   During the 10-year period shown in the bar chart above, the highest return for a quarter was 1.90% (quarter ended March 31, 1990) and the lowest return for a quarter was 0.59% (quarter ended June 30, 1993).


                                      Average Annual Total Returns
                                      (For The Year Ended 12/31/99)
                                     -------------------------------
                                      1 Year    5 Years    10 Years
                                      ------    -------    --------
  Government Securities Fund.......   4.54%     4.84%       4.62%
  *IBC US Government & Agencies
      Taxable Funds Average........   4.52%     4.89%       4.72%

------------

* The IBC US Government & Agencies Taxable Funds Average is an average of the performance of those money market funds that invest primarily in Treasury bills, securities issued by agencies of the U.S. government, and repurchase agreements backed by any of those securities.

                                       4                              PROSPECTUS

Tax Exempt Money Fund

                           Year-by-Year Total Returns

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 1990          5.35%
                 1991          3.96%
                 1992          2.35%
                 1993          1.73%
                 1994          2.19%
                 1995          3.23%
                 1996          2.86%
                 1997          3.04%
                 1998          2.88%
                 1999          2.68%


   During the 10-year period shown in the bar chart above, the highest return for a quarter was 1.34% (quarter ended December 31, 1990) and the lowest return for a quarter was 0.41% (quarter ended March 31, 1993).


                                      Average Annual Total Returns
                                      (For the Year Ended 12/31/99)
                                     -------------------------------
                                      1 Year    5 Years    10 Years
                                      ------    -------    --------
  Tax Exempt Money Fund............   2.68%     2.94%       3.02%
  *IBC Stockbroker & General
      Purpose Tax Free Funds
      Average......................   2.64%     2.96%       3.12%

------------

* The IBC Stockbroker & General Purpose Tax Free Funds Average is an average of the performance of those money market funds that invest primarily in obligations of tax-exempt entities, including state and municipal authorities.

  To obtain current yield information for any of the Funds, please call 1(800)453-8206.

                                       5                              PROSPECTUS

                        INVESTOR FEES AND FUND EXPENSES

Understanding Investor Expenses

   The information below gives you an idea of certain fees that you should expect to pay as an investor in each Fund and certain expenses which may be deducted from a Fund's assets.


                                        Cash     Government      Tax
                                     Management  Securities  Exempt Money
                                        Fund        Fund         Fund
                                     ----------  ----------  ------------
  Shareholder Fees
    Maximum Sales Charge (Load)
        Imposed on Purchases.......      None        None          None
    Maximum Sales Charge (Load)
        Imposed on Reinvested
        Dividends..................      None        None          None
    Redemption Fees................      None        None          None
    Exchange Fees..................      None        None          None
    Maximum Account Fees...........      None        None          None
  Annual Fund Operating Expenses
    Management Fees................      .46%        .50%          .50%
    Distribution (12b-1 Fees)......      None        None          None
    Other Expenses.................      .18%        .11%          .13%
      Total Fund Operating
          Expenses.................      .64%        .61%          .63%

------------

Example

   This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. It illustrates the effect of expenses on the value of a hypothetical $10,000 investment in a Fund at the end of one-, three-, five- and ten-year periods, assuming a 5% annual return and that a Fund's operating expenses remain constant:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                ------  -------  -------  --------
  Cash Management Fund........   $65     $205     $357      $798
  Government Securities
      Fund....................   $62     $195     $340      $762
  Tax Exempt Money Fund.......   $64     $202     $351      $786


  This example should not be considered a representation of past or future expenses or investment returns. Actual expenses and investment returns may be greater or less than those shown.

                             INVESTMENT MANAGEMENT

   Freedom Capital Management Corporation, One Beacon Street, Boston, Massachusetts 02108, is the investment manager for each of the Funds. The investment manager first began managing assets in 1930, and as of December 31, 1999, had approximately $7.7 billion of assets under management.

   The investment manager provides each Fund with overall investment advisory and administrative services, as well as general office facilities, as provided in its advisory agreement

                                       6                              PROSPECTUS
with the Funds. The investment manager receives a fee computed and paid monthly based upon the average daily net asset value of each Fund, payable at the annual rate of 0.50% on the first $500 million of net assets of such Fund and 0.45% on net assets in excess of that amount.


                     BUYING, SELLING, EXCHANGING FUND SHARES

Opening an Account and Buying Fund Shares

PURCHASES BY CLIENTS OF TUCKER ANTHONY OR SUTRO

   You may open an account with a Fund and buy shares of a Fund through Tucker Anthony Incorporated ("Tucker Anthony") or Sutro & Co., Incorporated ("Sutro") utilizing a securities brokerage account. Your Tucker Anthony or Sutro investment executive can assist you through all phases of your investment, including initial and additional purchases, exchange and redemption.

    WITH BROKERAGE ACCOUNT BALANCES Generally, if a properly completed order to purchase Fund shares is received at any Tucker Anthony or Sutro office before 12:00 noon New York time and paid utilizing a free credit balance (i.e. immediately available funds) available in your brokerage account, your order will be executed on the same business day and you will receive dividends on such shares beginning that day. If a properly completed order to purchase Fund shares is received at any Tucker Anthony or Sutro office after 12:00 noon New York time and paid utilizing a free credit balance available in your brokerage account, your order will be executed on the next business day and dividends on such shares will be paid beginning on that day. Any purchase utilizing funds other than a free credit balance available on your brokerage account will be effected as follows:

    BY CHECK When you pay Tucker Anthony or Sutro by check, it normally is not credited to a Fund for at least two business days after the check is deposited. Checks drawn on banks that are not members of the Federal Reserve System may take longer. When you purchase shares by check, the Fund may withhold any payment on a redemption until it is reasonably satisfied that the investment has been collected and you will receive dividends on such shares beginning on such day.

    BY WIRE If notice from your bank of the wire transfer is received by Tucker Anthony or Sutro before 12:00 noon New York time, your order will be executed at 12:00 noon New York time on that day and you will receive dividends on such shares beginning on such day. If notice from your bank of the wire transfer is received by Tucker Anthony or Sutro after 12:00 noon New York time, your order will be executed at 12:00 noon New York time on the next business day and you will receive dividends on such shares beginning on such day. If you transfer payment by wire, the transfer may be subject to a service charge by your bank.

   You should note that Tucker Anthony or Sutro may benefit from the use of free credit balances in your brokerage account prior to their transfer to a Fund.

SWEEP PROGRAM

   Under the terms of the Tucker Anthony or Sutro "sweep" program, you may have your free credit balance in your brokerage account invested in shares of any Fund or any other Freedom money market fund, although at any one time your free credit balance may be invested automatically in only one fund. Free credit balances in available funds of $2,000 or more at the

                                       7                              PROSPECTUS
close of each business day will be invested automatically on the next business day in shares of the fund you designate and dividends on such shares will begin on the following business day. Automatic purchases using free credit balances of less than $2,000 will be made weekly, generally on Monday, based upon the free credit balance in the account at the close of business on the preceding Friday and dividends on such shares will begin on the following business day, generally on Tuesday.

   If you wish additional information concerning the "sweep" program, please call your investment executive.

FREEDOM ASSET ACCOUNT.

   You may also open an account in any Fund and purchase shares of any Fund with available cash in your Freedom Asset Account. A Freedom Asset Account is available through Tucker Anthony or Sutro and is composed of:

   o a Tucker Anthony or Sutro securities cash/margin account

   o an account with one of the Funds

   o a checkwriting account through Banc One

   o a Visa Gold-Registered Trademark- Debit Card with ATM access from Banc One

   Once you have opened a Freedom Asset Account, your investment executive can assist you through all phases of your investment, including initial and additional purchases, exchange and redemption. For further information on a Freedom Asset Account, please contact your investment executive and review carefully the Freedom Asset Account agreement.

MINIMUM INVESTMENTS IN THE FUNDS

   A minimum investment requirement applies to all direct investments through the Tucker Anthony and Sutro brokerage accounts.


      Initial Investment        Additional Investments
      ------------------        ----------------------
           $1,000                   $100 or more



  Where a bank, investment manager or similar institution has a large number of accounts and is willing to receive a monthly summary of accounts in lieu of the regular statement for each account under its control, the minimum amount for initial investments by individual accounts covered by the summary of accounts is reduced to $100. All payments will be invested in full and fractional shares.

   There is no minimum amount for initial or subsequent investment in connection with purchases with available cash in your Freedom Asset Account or purchases through the automatic "sweep" program sponsored by Tucker Anthony and Sutro.

                                       8                              PROSPECTUS

GENERAL TIMING OF REQUESTS

   The processing of your order will depend upon the method of payment you choose, as well as the time your order is received. Shares of each Fund are offered on a continuing basis without a sales charge at a public offering price equal to the net asset value next determined after a purchase order is received in proper form.

Selling Fund Shares

REDEMPTIONS

   In order to redeem shares purchased through a Tucker Anthony or Sutro brokerage account, you should advise your investment executive, by telephone or mail, to execute the redemption. Redemption proceeds will be held in your brokerage account unless you give instructions to your investment executive to reinvest or remit the proceeds to you. Generally, redemption proceeds will not be invested for your benefit without specific instruction, and Tucker Anthony or Sutro may benefit from the use of temporarily uninvested funds. Shares purchased through a Tucker Anthony or Sutro brokerage account may also be redeemed by check redemption as described below.

   Redemptions will be effected automatically to satisfy debit balances in your brokerage account; clients will not be entitled to dividends declared on the date of redemption. Each brokerage account will be scanned automatically for debits as of the close of each business day and, after application of any free credit balances in the account to such debits, a sufficient number of shares of the Fund owned by you will be redeemed the following business day to satisfy any remaining debits. In the case of certain automatic redemptions, where Freedom Services Corporation cannot anticipate debits in a brokerage account (e.g., checks written against your account), clients will not be entitled to dividends declared on the date of redemption; such dividends will be retained by the client's broker-dealer. You should be aware that Tucker Anthony or Sutro may benefit from the use of free credit balances in your account prior to their transfer to a Fund.

CHECK REDEMPTIONS

   You may redeem Fund shares by writing checks drawn on State Street Bank and Trust Company. In order to redeem shares with this checkwriting feature, you must complete a purchase application electing the feature and return the application to your Tucker Anthony or Sutro investment executive.

   If you redeem shares by using the checkwriting feature, and you recently have purchased Fund shares with a check, the amount redeemed by check may be delayed for up to 10 days after the purchase in order to allow the check you used for your purchase to clear. There is no delay for Fund shares purchased by wire.

   The Funds reserve the right to terminate or alter the checkwriting service at any time after giving shareholders 30 days' written notice. Your Fund account will be charged $20.00 for each stop payment order or check returned for "insufficient funds."

                                       9                              PROSPECTUS

TIMING OF REDEMPTIONS

   Redemption orders received by Freedom Services Corporation prior to 12:00 noon New York time will be priced on the basis of net asset value per share at 12:00 noon New York time that day. Redemption orders received by Freedom Services Corporation subsequent to 12:00 noon New York time will be priced on the basis of net asset value per share at 12:00 noon New York time the next day that net asset value is computed.

   If a properly completed order to redeem Fund shares is received by a Tucker Anthony or Sutro office prior to 12:00 noon New York time, your order will be forwarded to the Fund and will be executed that day. If a properly completed order to redeem Fund shares is received by a Tucker Anthony or Sutro office after 12:00 noon New York time, your order will be forwarded to the Fund and will be executed on the following business day.

Exchange Privileges

   Shares of each Fund may be exchanged for shares of the other Funds described in this Prospectus. In addition, if you have a Sutro brokerage account and are a resident of the State of California, shares of the Funds may be exchanged for shares of the Freedom California Tax Exempt Money Fund, a no-load money market fund investing in high quality short-term California municipal securities the income of which is exempt from federal income tax and California personal income tax.

   Before exchanging your Fund shares for the shares of the Freedom California Tax Exempt Money Fund, you should obtain a prospectus from your Sutro investment executive or by calling Freedom Services Corporation at (800) 453-8206.

   If you have a brokerage account with Tucker Anthony or Sutro, you must place exchange orders through your investment executive. If your exchange into a Fund is an initial investment in that Fund, the minimum amount of the exchange must be $1,000. After your initial investment, you may make subsequent exchanges in minimum amounts of $100.

TIMING OF EXCHANGES

   Exchanges received by Freedom Services Corporation prior to 12:00 noon New York time will be priced on the basis of net asset value per share at 12:00 noon New York time that day. Exchanges received by Freedom Services Corporation subsequent to 12:00 noon New York time will be priced on the basis of net asset value per share at 12:00 noon New York time the next day that net asset value is computed.

                                       10                             PROSPECTUS

General Account Policies

BUSINESS HOURS

   The Funds are open on the same days as the New York Stock Exchange (generally, Monday through Friday). Fund representatives are available from 8:00 a.m. to 5:00 p.m., New York time. To obtain additional information, please call Freedom Services Corporation toll free at (800) 453-8206.

NET ASSET VALUE

   Net asset value per share for each Fund is computed by taking the value of all assets of a Fund, less liabilities, and dividing by the number of shares of the Fund outstanding. To determine the value of the assets of the Fund for the purpose of obtaining the net asset value, portfolio securities are valued at amortized cost, and interest is accrued daily. The net asset value per share of each Fund is determined daily as of 12:00 noon New York time, on each day that the New York Stock Exchange is open for regular trading.

MINIMUM ACCOUNT BALANCE

   If the value of your account falls below $500, a Fund may mail you a notice requesting that you bring your account back up to $500 or close it out. If you do not bring your account up to $500 within 30 days, the Fund may sell your shares and mail the proceeds to you at your address of record. The Funds will not redeem accounts which fall below $500 as a result of reductions in net asset value per share.

ADDITIONAL POLICIES

   The Funds maintain additional policies and reserve certain rights, including:

   o Each Fund may vary its requirements for initial or additional investments, exchanges, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and similar programs.

   o All orders to purchase shares of a Fund are subject to acceptance by that Fund.

   o Each Fund may suspend sales of its shares.

   o Each Fund may delay sending you redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

   o Each Fund holds investment executives of Tucker Anthony or Sutro responsible for transmission of all orders to that Fund.

                                       11                             PROSPECTUS

                            DISTRIBUTIONS AND TAXES

Dividends and Distributions

   Each Fund distributes net income to shareholders; the Funds declare dividends daily and pay monthly. The Funds do not anticipate paying any capital gains distributions.

   You may have your distributions reinvested in your Fund, mailed out by check or deposited in a bank account. If you do not give Freedom Services Corporation other instructions, your distributions will be reinvested in your Fund.

Tax Effects of Distributions and Transactions

   In general, any dividends and short-term capital gains distributions you receive from a Fund are taxable as ordinary income. Distributions of other capital gains, on the other hand, generally are taxable as capital gains. Ordinary income and capital gains are taxed at different rates. The rates that you will pay on capital gains distributions will depend on how long your Fund holds its portfolio securities. This is the case no matter how long you have owned your shares in a Fund and regardless of whether your distributions are reinvested or paid out in cash.

   The sale of shares in your account is a taxable event and may produce a gain or loss. An exchange is the same as a sale for tax purposes.

   Each Fund will inform you of the amount and nature of its distributions annually. Your investment in each Fund could have additional tax consequences, particularly for corporate investors. We recommend that you consult your tax professional for advice regarding the tax implications of investing in the Funds.

Back-up Withholding

   By law, the Funds must withhold 31% of your distributions and proceeds if you have not provided complete and correct taxpayer information, including your social security or taxpayer identification number.

Government Securities Fund

   For mutual funds organized as business trusts (such as the Government Securities Fund) most states' laws provide for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. government securities. Thus, for residents of most states, the portion of distributions derived from the Government Securities Fund's income from investment in U.S. government securities should be free from state and local income taxes. You may wish to consult your own tax adviser regrading the tax laws in your state.

Tax Exempt Money Fund

   The Tax Exempt Money Fund may pass on to you dividends which are exempt from federal and state personal income taxes. However, you may have federal or state tax liability to the extent that

                                       12                             PROSPECTUS
the Tax Exempt Money Fund realizes net capital gains or earns income from taxable securities. In addition, tax-exempt income may be subject to the federal alternative minimum tax or certain state or local taxes. Under unusual circumstances, the Fund may invest more than 20% of its portfolio in securities which are not exempt from federal and state personal income taxes. In such cases, a portion of the Tax Exempt Money Fund's income may be subject to federal and state personal income taxes.

   The Tax Exempt Money Fund will inform you of the amount and nature of its distributions annually. The information will detail the amount of federal and state tax-exempt income, and the taxable ordinary income and capital gains distributed to you during the previous year.

Federal Alternative Minimum Tax

   The alternative minimum tax is a federal tax that could affect you if you have high income but pay relatively little tax under the ordinary tax schedules. This may be the case if you have substantial deductions or certain types of tax-free income. Interest from so-called private activity bonds such as industrial revenue bonds is generally subject to the alternative minimum tax. Consequently, the Tax Exempt Money Fund does not invest more than 20% of its total assets in taxable securities including those subject to the alternative minimum tax.

                   ADDITIONAL INFORMATION ON FUND INVESTMENTS

   Each Fund's principal investment strategies and risk factors are outlined beginning on page 1. Below are brief descriptions of other securities and practices, along with their associated risks.

Securities Ratings

   When securities are rated by one or more independent rating agencies, each Fund uses these ratings to determine credit quality. In cases where a security has received a rating from only one independent rating agency, it may rely on that rating. If a security has received ratings from two or more rating agencies and at least two of the ratings are equivalent, a Fund may rely on the two equivalent ratings even if the other ratings are lower. In cases where a security's two highest ratings are in conflicting categories, a Fund must follow the lower rating. If a security is unrated, a Fund may assign it to a given category based on its own research.

Repurchase Agreements

   Each Fund may enter into repurchase agreements with a bank, financial institution or broker-dealer as a means of earning income for periods as short as overnight. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

When-Issued Securities

   Each Fund may invest in "when-issued" securities. When-issued securities involve commitments to buy a new issue with settlement up to 45 days later. During the time between the commitment

                                       13                             PROSPECTUS
and settlement, the Fund does not accrue interest but the market value may fluctuate. If a Fund invests in securities of this type, it will maintain a segregated account with its custodian to pay for them and they will be marked to market daily.

Borrowing

   Each Fund may borrow up to 10% of the value of its net assets from banks for temporary purposes (not for leveraging or investment), but will not make any new investments so long as such borrowings exceed 5% of the value of its net assets.

Illiquid Securities

   Illiquid securities are those securities that cannot be disposed of in the ordinary course of business, in seven days or less, at approximately the value at which a Fund has valued the securities. They may be thinly traded or traded in markets that do not function as efficiently as established markets, which may make them difficult to sell if a Fund must raise cash to meet redemptions. Because they generally are traded in inefficient markets, their value may have a subjective element. Each Fund may not invest more than 10% of its net assets in securities for which no readily available market exists or which are otherwise illiquid.

Year 2000

   Although the year 2000 has begun, each of the Funds could still be adversely affected if its computer systems or those of its service providers do not properly process dates beginning with January 1, 2000 and information related to those dates (the "Year 2000 Problem"). Each of the Funds has taken steps with respect to its computer systems that it believes are reasonably designed to address the Year 2000 Problem. None of the Funds' computer systems has experienced, or are expected to experience, a Year 2000 Problem which would have a material adverse impact on the Funds. In addition, none of the Funds service providers has experienced, or is expected to experience, a Year 2000 Problem. However, there can be no assurances in this area, and it is still possible that the Year 2000 Problem could negatively affect the issuers of securities, investment markets, communication systems or the economy in general. The Funds will continue to monitor developments relating to the Year 2000 Problem.

                                       14                             PROSPECTUS

                              FINANCIAL HIGHLIGHTS

   The table of Financial Highlights below represents a summary history of our operations. The table uses the Funds' fiscal year (which ends December 31) and expresses the information in terms of a single share outstanding throughout each year. The table has been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report, along with each Fund's financial statements, are included in the Annual Report, which begins on page 17. The financial highlights information should be read in conjunction with the financial statements and related notes.

                                                                                                               Ratio of Net
                                                       Dividends                                    Ratio of    Investment
                                Net Asset                 from     Net Asset          Net Assets    Expenses      Income
                                  Value       Net         Net        Value                End      to Average   to Average
                                Beginning  Investment  Investment   End of    Total     of Year      Daily        Daily
Year Ended                       of Year     Income      Income      Year     Return  (Thousands)  Net Assets   Net Assets
----------                      ---------  ----------  ----------  ---------  ------  -----------  ----------  ------------
Cash Management Fund
December 31, 1999.............    $1.00     $0.0458     $(0.0458)    $1.00    4.67%   $2,651,422    0.64%        4.58%
December 31, 1998.............     1.00      0.0491      (0.0491)     1.00    5.03     2,330,295    0.65         4.91
December 31, 1997.............     1.00      0.0492      (0.0492)     1.00    5.03     1,746,837    0.69         4.92
December 31, 1996.............     1.00      0.0476      (0.0476)     1.00    4.86     1,637,286    0.71         4.76
December 31, 1995.............     1.00      0.0526      (0.0526)     1.00    5.38     1,346,625    0.73         5.26
Government Securities Fund
December 31, 1999.............    $1.00     $0.0446     $(0.0446)    $1.00    4.54%   $  481,808    0.61%        4.46%
December 31, 1998.............     1.00      0.0481      (0.0481)     1.00    4.93       443,517    0.61         4.81
December 31, 1997.............     1.00      0.0485      (0.0485)     1.00    4.96       370,358    0.65         4.86
December 31, 1996.............     1.00      0.0460      (0.0460)     1.00    4.69       309,938    0.65         4.60
December 31, 1995.............     1.00      0.0500      (0.0500)     1.00    5.10       317,400    0.65         5.00
Tax Exempt Money Fund
December 31, 1999.............    $1.00     $0.0265     $(0.0265)    $1.00    2.68%*  $  367,075    0.63%(a)     2.64%(b)
December 31, 1998.............     1.00      0.0283      (0.0283)     1.00    2.88 *     355,393    0.63 (a)     2.83 (b)
December 31, 1997.............     1.00      0.0300      (0.0300)     1.00    3.04 *     289,904    0.66 (a)     2.98 (b)
December 31, 1996.............     1.00      0.0283      (0.0283)     1.00    2.86       263,089    0.63         2.82
December 31, 1995.............     1.00      0.0319      (0.0319)     1.00    3.23       274,076    0.64         3.19

------------
 (a) Ratio of expenses to average daily net assets after expense credits was 0.62%, 0.62% and 0.64% for the years ended December 31, 1999, December 31, 1998, and December 31, 1997, respectively.

 (b) Ratio of net investment income to average daily net assets after expense credits was 2.65%, 2.83% and 3.00% for the years December 31, 1999, December 31, 1998 and December 31, 1997, respectively.

 * Total return would have been lower without credits allowed by the custodian.

                                       15                             PROSPECTUS

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

   A Statement of Additional Information (SAI), which is incorporated by reference into this Prospectus, contains additional information about the Funds. The Funds' most recent annual and semi-annual reports contain additional information about the Funds' investments.

   You may request free of charge the current SAI or the most recent semi-annual report, or other information about each Fund, by calling 1-800-453-8206 or writing to:

           Freedom Services Corporation
           One World Financial Center
           200 Liberty Street
           New York, New York 10281

   The SEC also makes available to the public reports and information about each Fund. Certain reports and information, including the SAI, are available on the SEC's website (http://www.sec.gov) or at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 to get information on the operations of the Public Reference Room or you may write to the SEC's Public Reference Section, Washington, D.C. 20549-6009 to get information from the Public Reference Section. The Public Reference Section will charge a duplicating fee for copying and sending any information you request.

Freedom Cash Management Fund.
Freedom Government Securities Fund.
Investment Company Act File No. 811-3126.
Freedom Tax Exempt Money Fund.
Investment Company Act File No. 811-3519.

                                       16                             PROSPECTUS

                         NO SALES OR REDEMPTION CHARGES


                                  DISTRIBUTORS


                           Tucker Anthony Incorporated
                                One Beacon Street
                           Boston, Massachusetts 02108

                               Telephone Toll Free
                                  800-453-8206

                            Sutro & Co. Incorporated
                              201 California Street
                         San Francisco, California 94111

                               INVESTMENT ADVISER

                     Freedom Capital Management Corporation
                                One Beacon Street
                        Boston, Massachusetts 02108-3105

                            TRANSFER AND SHAREHOLDER
                                 SERVICES AGENT

                          Freedom Services Corporation
                           One World Financial Center
                               200 Liberty Street
                            New York, New York 10281

                               Telephone Toll Free
                                  800-453-8206




                      [FREEDOM FAMILY OF MUTUAL FUNDS LOGO]


No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information, or representation must not be relied upon as having been authorized by the Fund or its Distributor. This Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                                                    F01APD 0200

                                     PART B



              To the Registration Statement of Freedom Mutual Fund
                     including Freedom Cash Management Fund
                    (the "Cash Management Fund") and Freedom
            Government Securities Fund ("Government Securities Fund")

                       STATEMENT OF ADDITIONAL INFORMATION

                          FREEDOM CASH MANAGEMENT FUND
                       FREEDOM GOVERNMENT SECURITIES FUND
                                EACH A SERIES OF
                               FREEDOM MUTUAL FUND
                                       AND
                          FREEDOM TAX EXEMPT MONEY FUND
                                   A SERIES OF
                        FREEDOM GROUP OF TAX EXEMPT FUNDS
              (INDIVIDUALLY A "FUND" AND COLLECTIVELY THE "FUNDS")

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' Prospectus dated February 24, 2000, which may be obtained at no charge from Freedom Distributors Corporation, One Beacon Street, Boston, Massachusetts 02108. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

         The date of this Statement of Additional Information is February 24, 2000.



                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION..........................................................  2

INVESTORS FOR WHOM THE TRUSTS ARE DESIGNED...................................  3

INVESTMENT POLICIES..........................................................  3

INVESTMENT RESTRICTIONS......................................................  9

PORTFOLIO TRANSACTIONS....................................................... 12

CURRENT YIELD................................................................ 13

ADDITIONAL INFORMATION ON REDEMPTION......................................... 13

NET ASSET VALUE.............................................................. 14

ADDITIONAL INFORMATION ON TAXES.............................................. 15

MANAGEMENT OF THE TRUSTS..................................................... 17

THE INVESTMENT ADVISER....................................................... 18

DISTRIBUTION OF SHARES OF THE TRUSTS......................................... 19

TRANSFER AGENT............................................................... 20

CUSTODIAN.................................................................... 20

FINANCIAL STATEMENTS AND INDEPENDENT ACCOUNTANTS............................. 20

INFORMATION ABOUT SECURITIES RATINGS OF NATIONALLY
RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSROS")....................... 21


         Each of the Funds' financial statements as of and for the year ended December 31, 1999, which are included in each Fund's Annual Report for that year, are incorporated by reference. The Annual Report is available with the Prospectus, without charge, upon request by calling (800) 453-8206.

                               GENERAL INFORMATION

         Freedom Mutual Fund and Freedom Group of Tax Exempt Funds are Massachusetts business trusts, having been organized on December 22, 1980 and June 1, 1982, respectively. Freedom Mutual Fund (the "Mutual Fund") has two series, Freedom Cash Management Fund (the "Cash Management Fund") and Freedom Government Securities Fund (the "Government Securities Fund"). Freedom Group of Tax Exempt Funds (individually the "Tax Exempt Trust" and collectively with the Mutual Fund the "Trusts") currently has two series, Freedom Tax Exempt Money Fund (the "Tax Exempt Money Fund") and Freedom California Tax Exempt Money Fund, which is described in a separate prospectus and statement of additional information. The Trustees of each Trust have authority to issue an unlimited number of shares of beneficial interest, $1.00 par value per share. The Trustees also have authority, without the necessity of a shareholder vote, to create any number of new series or classes or to commence the public offering of shares of any previously established series or classes. The Trustees have authorized shares of the Fund to be issued in only one class.

         The assets received by the Trusts from the issue and sale of shares of each Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are especially allocated to that Fund and constitute the underlying assets of such Fund. The underlying assets of each Fund are required to be segregated on the books of account and are to be charged with the expenses in respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

         Each share of a Fund has equal dividend, redemption and liquidation rights with other shares of that Fund and when issued is fully paid and nonassessable by the Trusts. Under the Trusts' Master Trust Agreements, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the Investment Company Act of 1940 (the "1940 Act"). The Trusts called a meeting of shareholders on December 16, 1996 at which time shareholders elected the Board of Trustees. Thereafter, the Trustees are a self-perpetuating body until fewer than 50% of the Trustees serving as such are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect Trustees. On any matter submitted to the shareholders for a vote, the holder of each share of a Fund is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value thereof. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. Under the Master Trust Agreements, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares, and holders of ten percent or more of the outstanding shares of a Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. The Master Trust Agreements also provide that if ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees will either give such shareholders access to the shareholder lists or inform them of the cost involved if the Trusts forward materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.

         Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

         Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

         Under Massachusetts law, the shareholders of each Trust could, under certain circumstances, be held personally liable for the obligations for the Trust. However, the Master Trust Agreement of each Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Advisor believes that, in view of the above, the risk of personal liability to shareholders is remote.

         Each of the Trusts is an "open-end" management investment company, and each Fund is a "diversified company" as those terms are defined in the 1940 Act. Each Fund intends to qualify as a "money market fund" within the meaning of Rule 2a-7 under the 1940 Act, which includes complying with the portfolio quality, maturity and diversification requirements of that rule. Pursuant to Rule 2a-7, compliance with the diversification requirements under the rule constitutes meeting the definitional requirements of a diversified company under the 1940 Act. Generally, a fund that intends to meet its diversification requirements under Rule 2a-7 may not invest more than 5% of its total assets in any one issuer, although this limit may be greater if the securities are held for short periods, are guaranteed or are subject to certain redemption or resale rights, and there is no limit on investments in U.S. Government securities.

         The Trusts called a meeting of shareholders on May 20, 1998, at which time the shareholders approved (i) a new investment advisory agreement between each Trust and the Advisor and (ii) the election of PricewaterhouseCoopers LLP as each Trust's independent auditors.


                   INVESTORS FOR WHOM THE TRUSTS ARE DESIGNED

         The following information supplements the discussion of the Funds' investment objectives and policies in the Prospectus of the Funds.

         The Funds offer the economic advantages of block purchases of securities and diversification. Securities and instruments of the types in which the Funds invest are not generally available in denominations of less than $100,000, and in many cases the minimum denominations are substantially higher. Typically, higher yields are not available unless money market instruments are bought directly from issuers in amounts of $1,000,000 or more. The Funds also offer investors the opportunity to participate in a more diversified selection of short-term securities than the size of each investor's own portfolio might otherwise permit.

         Investment in the Funds may also relieve the investor of several administrative burdens usually associated with the direct purchase of money market instruments, such as coordinating maturities and reinvestments, safekeeping of securities, surveying the market for the best price at which to buy and/or sell and maintaining separate principal and income records. Furthermore, purchasers electing and complying with the procedures for expedited redemption have the convenience, if a redemption order is received before 12:00 noon, New York time, on a business day on which the New York Stock Exchange is open for regular trading, of having the proceeds from the redemption of their shares remitted to their bank account at a member bank of the Federal Reserve System by Federal Funds wire for use on the same business day, provided that the federal wire system is open. In addition, shareholders availing themselves of the Trust's check redemption program have the convenience of making redemptions merely by writing a check. See "How to Redeem Shares" in the Prospectus. All such advantages, however, will be reduced to the extent of the expenses and losses of the Fund in which you invest (including losses from portfolio transactions or from defaults, if any, in payments of interest or principal by issuers).

         The procedures for buying, selling and exchanging a Fund's shares are the same for clients of Cleary Gull Investment Management Services, Inc. ("Cleary Gull") as they are for clients of Tucker Anthony Incorporated and Sutro & Co. Incorporated. You should be aware that Cleary Gull may benefit from the use of free credit balances in your account prior to their transfer to a Fund.


                               INVESTMENT POLICIES

         The following information supplements the discussion of the Funds' investment policies discussed in the Prospectus. The policies described below in this section are not fundamental and may be changed upon notice to the shareholders.

OPERATING AS MONEY MARKET FUNDS--GENERALLY

         In order to provide you with liquidity, the Funds follow practices to maintain a $1.00 share price: limiting their portfolios' average maturity to 90 days or less; buying securities which mature in 397 days or less; and buying only high quality securities with minimal credit risks. Of course, the Funds cannot guarantee a $1.00 share price, but these practices help to minimize any price fluctuations that might result from rising or declining interest rates. While each Fund invests in high quality securities, you should be aware that your investment is not without risk even if all the securities in the portfolio are paid in full at maturity. Each of the Funds has a fundamental investment objective with an investment program to aid in achieving its objective. There is no assurance that the Funds will achieve their investment objectives. All money market instruments and debt securities, including U.S. Government securities, can change in value when interest rates change or when an issuer's creditworthiness changes.

         Each of the Funds will limit its portfolio investments to high quality money market obligations that, at the time of acquisition, (i) are rated in the two highest categories by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), (ii) if not rated, are obligations of an issuer whose other outstanding short-term debt obligations are so rated, or (iii) if not rated, are of comparable quality as determined by the Adviser in accordance with procedures established by the Trustees (collectively, "Eligible Securities"). Each Fund will limit its investments to Eligible Securities that present minimal credit risk, as determined by the Adviser in accordance with procedures established by the Trustees.

         All Eligible Securities may be classified as "first tier" securities and "second tier" securities. In general, first tier securities consist of Eligible Securities that have received the highest rating by at least two NRSROs (or by one NRSRO if only one NRSRO has rated the security) or which are unrated but determined to be of comparable quality. All other Eligible Securities are classified as second tier securities. Neither the Cash Management Fund nor the Government Securities Fund may invest more than 5% of its total assets in second tier securities or invest more than 1% of its total assets or $1.0 million (whichever is greater) in the second tier securities of any single issuer. A description of the ratings of the NRSROs is contained on page 21 of the Statement of Additional Information.

ADDITIONAL INFORMATION ON INVESTMENTS--MUTUAL FUND ONLY

         The Cash Management Fund may invest in all categories of investments described below, whereas the Government Securities Fund may invest only in U.S. Treasury securities, U.S. Government agency securities and repurchase agreements with respect to which the underlying securities are in those two categories.

         U.S. Treasury Securities: Either Fund may invest in the various types of marketable securities issued by the U.S. Treasury, which consist of bills, notes and bonds. Such securities are direct obligations of the United States Government and differ mainly from each other in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

         U.S. Government Agency Securities: Either Fund may invest in U.S. Government agency securities, which are obligations guaranteed as to principal and interest by an agency or instrumentality of the U.S. Government. Some U.S. Government agency securities, such as Government National Mortgage Association pass-through certificates, are backed by the full faith and credit of the United States Treasury; others, such as securities of Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. The Government Securities Fund will not invest in the securities issued by the Federal National Mortgage Association or any other instrumentality where the bonds are supported only by the credit of that instrumentality. Subject to the foregoing, the Funds may invest in all types of U.S. Government agency securities currently outstanding or issued in the future.

         Domestic and Foreign Issuers: The Cash Management Fund may invest in U.S. dollar-denominated time deposits, certificates of deposit, bankers' acceptances of U.S. banks and their branches located outside of the U.S., U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. The Cash Management Fund may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks. These short-term instruments may include obligations bearing fixed, floating or variable interest rates.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Cash Management Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Certificates of deposit are interest-bearing negotiable certificates issued by banks or financial institutions against funds deposited in the issuing institution.

         The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of portfolio securities may be held outside of the U.S. and the Cash Management Fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

         Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

         Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers.

         Variable and Floating Rate Instruments: The Cash Management Fund may invest in certain variable rate instruments (where the coupon interest rate adjusts on set dates) or floating rate instruments (where the coupon interest rate adjusts whenever a specific interest rate changes). The Fund may invest, subject to various conditions, in any variable or floating rate instrument that is scheduled to mature in more than 397 days if the Fund has certain demand rights to sell the instrument. For the purposes of qualifying the Fund as a money market fund, which includes complying with Rule 2a-7 under the Investment Company Act of 1940, each such long-term variable rate instrument shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or until the principal amount can be recovered through demand, and each such long-term floating rate instrument shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. The Cash Management Fund also may invest, subject to various conditions, in variable or floating rate securities where the principal amount of each such security is unconditionally to be paid in full in 397 days or less. For the purposes of qualifying as a money market fund, the maturity of each such short-term variable rate instrument shall be deemed to be the earlier of the period remaining until the next adjustment of the interest rate or until the principal amount can be recovered through demand, and the maturity of each such short-term floating rate security shall be deemed to be one day. Any variable or floating rate instrument in which the Cash Management Fund may invest must be reasonably expected to have a market value that approximates its amortized cost and all are subject to other conditions specified in Rule 2a-7.

         Repurchase Agreements: Both Funds may invest in securities subject to repurchase agreements with any member bank of the Federal Reserve System or primary dealer in U.S. Government securities. A repurchase agreement is characterized as an agreement under which the purchaser (i.e., the Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities will only consist of U.S. Treasury or Government agency securities in the case of the Government Securities Fund, and those securities plus certificates of deposit, commercial paper or bankers' acceptances in the case of the Cash Management Fund. Repurchase agreements will be entered into with primary dealers for periods not to exceed seven days. Each repurchase agreement will be fully collateralized with respect to both principal and interest for the entire term of the agreement. Upon payment, possession of all of the underlying collateral will be transferred to an agent of a Fund for the term of the agreement. If a particular bank or securities dealer defaults on its obligation to repurchase the underlying security as required by the terms of a repurchase agreement, a Fund will incur a loss to the extent that the proceeds it receives in the sale of collateral are less than the repurchase price of the security. In addition, should the defaulting securities dealer or bank file for bankruptcy, a Fund could incur certain costs in establishing that it is entitled to dispose of the collateral and its realization on the collateral may be delayed or limited.

ADDITIONAL INFORMATION ON INVESTMENTS--TAX EXEMPT MONEY FUND ONLY

         Following purchase by the Tax Exempt Money Fund, a Municipal Security (as defined in the Prospectus) may cease to be rated or its rating may be reduced below the minimum required for purchase by the Tax Exempt Money Fund. Neither event requires a sale of such security by the Fund, although Freedom Capital Management Corporation (the "Adviser") will consider such event to be relevant in determining whether the Fund should continue to hold such security in its portfolio. If the rating accorded by a Nationally Recognized Statistical Rating Organization ("NRSRO") for Municipal Securities changes due to changes in the rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained herein.

         The two principal classifications of Municipal Securities are "municipal notes" and "municipal bonds."

         Municipal Notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include:

         1. TAX ANTICIPATION NOTES. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

         2. REVENUE ANTICIPATION NOTES. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as revenues available under federal revenue sharing programs.

         3. BOND ANTICIPATION NOTES. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

         4. CONSTRUCTION LOAN NOTES. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association).

         5. TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

         Municipal Bonds. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds.

         1. GENERAL OBLIGATION BONDS. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and waste and sewer systems. The basic security behind a general obligation bond is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

         2. REVENUE BONDS. Revenue bonds fund two sorts of projects, publicly-operated facilities ("revenue bonds") and privately-operated facilities ("industrial development bonds").

              (a) Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, waste and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

              (b) Industrial Development Bonds. Industrial development bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance privately-operated public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

         There are also other types of Municipal Securities that are, or may become, available which are similar to the foregoing municipal notes and municipal bonds. Municipal Securities are sometimes supported by an irrevocable, unconditional external agreement (normally a bank letter of credit) from a bank whose own securities are of high quality in order to improve the credit rating of the Municipal Security. Such external agreement may be issued by a foreign bank.

         For the purpose of the Tax Exempt Money Fund's investment restrictions set forth beginning on page 11, the identification of the "issuer" of Municipal Securities which are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal and interest on such securities. In the case of industrial development bonds, the "issuer" is the user of the facility, which is usually a non-governmental entity.

         Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Securities may be materially affected. The Tax Exempt Money Fund may invest more than 25% of its total assets in Municipal Securities the interest upon which is paid from revenues of similar types of projects. There could be economic, business or political developments which might affect all Municipal Securities of a similar type. However, the Tax Exempt Money Fund believes that the most important consideration affecting credit risk is the quality of particular issues of Municipal Securities, rather than factors affecting all, or broad classes of, Municipal Securities.

SPECIAL TYPES OF MUNICIPAL SECURITIES--TAX EXEMPT MONEY FUND ONLY

         In addition to the general types of Municipal Securities discussed above, the Tax Exempt Money Fund may invest in the following Municipal Securities.

         When-Issued Securities. Municipal Securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase of municipal notes; during the period between purchase and settlement, no payment is made by the Tax Exempt Money Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income. It is the Fund's intention, however, to be fully invested to the extent practicable, subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a Municipal Security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value.

         In accordance with Securities and Exchange Commission policy, whenever the Tax Exempt Money Fund agrees to purchase securities on a when-issued basis, its custodian will set aside cash or portfolio securities equal to the amount of the commitment in a separate account. If necessary, additional assets will be placed in the account daily so that the value of the account will equal the amount of the Fund's purchase commitment. When the time comes to pay for when-issued securities, the Fund will meet its obligations from the then-available cash flow, sale of securities held in the separate account, cash held in the separate account or otherwise, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the Fund's payment obligations). To the extent that the Fund sets aside portfolio securities to satisfy its purchase commitment for when-issued securities, there will be a greater possibility of fluctuation in market value of the Fund's shares than if the Fund were to set aside cash. The Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objectives.

         Variable and Floating Rate Instruments. The Tax Exempt Money Fund may invest in certain variable rate instruments (where the coupon interest rate adjusts on set dates) or floating rate instruments (where the coupon interest rate adjusts whenever a specific interest rate changes). The Fund may invest, subject to various conditions, in any variable or floating rate instrument that is scheduled to mature in more than 397 days if the Fund has certain demand rights to sell the instrument. For the purposes of qualifying the Fund as a money market fund, which includes complying with Rule 2a-7 under the Investment Company Act of 1940, each such long-term variable rate instrument shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or until the principal amount can be recovered through demand, and each such long-term floating rate instrument shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. The Tax Exempt Money Fund also may invest, subject to various conditions, in variable or floating rate securities where the principal amount of each such security is unconditionally to be paid in full in 397 days or less. For the purposes of qualifying as a money market fund, the maturity of each such short-term variable rate instrument shall be deemed to be the earlier of the period remaining until the next adjustment of the interest rate or until the principal amount can be recovered through demand, and the maturity of each such short-term floating rate security shall be deemed to be one day. Any variable or floating rate instrument in which the Tax Exempt Money Fund may invest must be reasonably expected to have a market value that approximates its amortized cost and all are subject to other conditions specified in Rule 2a-7.

TEMPORARY TAXABLE INVESTMENTS--TAX EXEMPT MONEY FUND ONLY

         Although the Tax Exempt Money Fund will be invested primarily in Municipal Securities, the Fund is authorized to place up to 20% of its net assets in taxable investments or in cash reserves during normal market conditions for liquidity reasons. During periods of uncertain market conditions, the Fund may place more than 20% of its total assets for temporary defensive purposes in taxable investments or cash reserves. The taxable investments in which the Fund may invest are:

              (a) obligations of the U.S. Government and its agencies and instrumentalities (not all of such obligations are backed by the full faith and credit of the United States; for example, bonds issued by Federal National Mortgage Association, a private corporation, are backed only by the credit of the issuing instrumentality);

              (b) certificates of deposit, bankers' acceptances and short-term obligations of domestic branches of U.S. banks with total assets of $1 billion or more;

              (c) commercial paper rated at least A-1 by Standard & Poor's, Prime-1 by Moody's (or equivalently rated by another NRSRO), or, if not rated, of equivalent investment quality as determined by the Adviser;

              (d) short-term debt securities of issuers having, at the time of purchase, a quality rating within one of the two highest rating categories by Moody's (Aaa or Aa), Standard & Poor's (AAA or AA) or Fitch (AAA or AA) (or equivalently rated by another NRSRO); and

              (e) repurchase agreements with respect to an underlying security which would otherwise qualify for investment by the Fund.

         Temporary taxable investments of up to 20% of total assets may also be made in anticipation of redemptions, pending investment of proceeds from subscription for Fund shares or from the sale of portfolio securities, or because of market conditions or the scarcity of suitable tax exempt securities. Interest income from such investments will be taxable to shareholders as ordinary income under federal tax laws. Consequently, the Fund intends to invest its assets in Municipal Securities to the maximum extent possible and prudent.

CERTAIN INVESTMENT STRATEGIES

         Repurchase Agreements. Each of the Funds may enter into repurchase agreements with a bank, financial institution or broker-dealer as a means of earning income for periods as short as overnight. A repurchase agreement provides for a Fund to purchase securities, subject to the seller's agreement to repurchase such securities at a specified time (normally the next business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund's right to liquidate its collateral, in the event of a default by the seller, could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, a Fund could suffer a loss.

         Repurchase agreements maturing in more than seven days, together with any other illiquid instruments held by the Tax Exempt Money Fund (excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which the Board of Trustees or the Adviser has determined under Board-approved guidelines are liquid), will not, at the time entered into, exceed 10% of the net assets of such Fund. Because of their short maturity, repurchase agreements provide liquidity to the Fund while allowing the Fund to remain fully or substantially invested. The Fund will only enter into repurchase agreements of one business day's maturity and only with broker/dealers with substantial capital or major U.S. banks. Each repurchase agreement will be fully collateralized with respect to both principal and interest by U.S. Treasury instruments for the entire term of the agreement. Upon payment, possession of all underlying collateral will be transferred to an agent of the Fund for the term of the agreement. If a particular securities dealer or bank defaults on its obligation to repurchase the underlying security as required by the terms of a repurchase agreement, the Fund will incur a loss to the extent that the proceeds it realizes on the sale of the collateral are less than the repurchase price of the security. In addition, should the defaulting securities dealer or bank file for bankruptcy, the Fund could incur certain costs in establishing that it is entitled to dispose of the collateral and its realization on the collateral may be delayed or limited.

         Borrowing. Each Fund may borrow up to 10% of the value of its net assets from banks for temporary purposes (not for leveraging or investment) but will not make any new investments so long as such borrowings exceed 5% of the value of its net assets.

         Illiquid Securities. Each Fund may invest up to 10% of its net assets in securities for which no readily available market exists (including repurchase agreements maturing in more than one week) or for which there are legal or contractual restrictions on resale. However, if the Trustees or the Adviser determine, based upon a review of Board approved guidelines, that restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 are liquid or, with respect to the Cash Management Fund only, that commercial paper issued as part of a non-public offering pursuant to Section 4(2) of the Securities Act of 1933 is liquid, then they may be purchased without regard to the 10% limit. The Trustees will carefully monitor each Fund's investments in Rule 144A securities, and the Cash Management Fund's investments in Section 4(2) commercial paper, focusing on factors, among others, such as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

RISK CONSIDERATIONS

         There can be no assurance that the Tax Exempt Money Fund will achieve its investment objectives or be able to maintain its net asset value per share at $1.00. In addition, the ability of the Tax Exempt Money Fund to achieve its investment objective is dependent on the continuing ability of the issuers of Municipal Securities in which the Fund invests to meet their obligations for the payment of principal and interest when due. It should also be pointed out that, unlike other types of investments, Municipal Securities traditionally have not been subject to regulation by, or registration with, the Securities and Exchange Commission, although there have been proposals which would provide for regulation in the future. Further, the price stability and liquidity of the Fund may not be equal to that of a money market fund which exclusively invests in short-term taxable money market securities. The taxable money market is a broader and more liquid market with a greater number of investors, issuers and market makers than the short-term Municipal Securities market.

         With respect to Municipal Securities that are backed by a letter of credit issued by a foreign bank, the ultimate source of payment is the foreign bank. Investment in foreign banks may involve risks not present in domestic investments. These include the fact that the foreign bank may be subject to different, and in some cases less comprehensive, regulatory, accounting, financial reporting and disclosure standards than are domestic banks.

         Yields on Municipal Securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note market, the size of a particular offering, the maturity of the obligations and the rating of the issue.

         Tax exempt securities purchased on a when-issued basis are subject to changes in value as a result of changes in interest rates in the same way that securities held in the Fund's portfolio are. Purchasing tax exempt securities on a when-issued basis can thus involve a risk that yields available in the market when delivery takes place may actually be higher than those obtained in the when-issued transaction.


                             INVESTMENT RESTRICTIONS

CASH MANAGEMENT FUND AND GOVERNMENT SECURITIES FUND

         The following investment restrictions apply to both the Cash Management Fund and Government Securities Fund. They may not be changed without a shareholder vote by shareholders of each Fund voting separately to change restrictions applying to their Fund. A change requires the affirmative vote of a majority of a Fund's outstanding shares, which as used in this Statement means the lesser of (1) 67% of that Fund's outstanding shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of that Fund's outstanding shares.

         With respect to investment restrictions Number 1 through 11 below, neither Fund may:

         1. Purchase securities on margin; sell short; purchase warrants; or write, purchase, or sell puts, calls, straddles, spreads or combinations thereof.

         2. Borrow money, except from banks for temporary purposes (not for leveraging or investment) and then in an aggregate amount not in excess of 10% of the value of that Fund's assets at the time of such borrowing, provided, that so long as such borrowings exceed 5% of the value of the net assets, that Fund will not make any investments; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in an aggregate amount not in excess of the dollar amount borrowed.

         3.  Act as an underwriter of securities of other issuers.

         4. Purchase securities (other than under repurchase agreements of not more than one week's duration, considering only the remaining days to maturity of each existing repurchase agreement) for which there exists no readily available market, or for which there are legal or contractual restrictions on resale (excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, and, with regard to the Cash Management Fund, commercial paper exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, which the Board of Trustees or the Adviser has determined under Board-approved guidelines are liquid), if as a result of any such purchase, more than 10% of that Fund's net assets would be invested in such securities.

         5. Purchase any securities if, immediately after such purchase, more than 25% of the value of that Fund's total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Treasury securities, Government agency securities and bank obligations. Neither all finance companies as a group nor all utility companies as a group are considered a single industry for purposes of this restriction.

         6. Purchase securities of any one issuer, other than U.S. Treasury securities or Government agency securities, if immediately after such purchase, more than 5% of the value of that Fund's total assets would be invested in such issuer.

         7. Acquire more than 10% of any class of securities of an issuer. For this purpose, all outstanding bonds and other evidences of indebtedness shall be deemed within a single class regardless of maturities, priorities, coupon rates, series, designations, conversion rights, security or other differences.

         8. Purchase or sell real estate.

         9. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or development programs.

         10. Make loans, except that a Fund may purchase or hold debt instruments and may enter into repurchase agreements in accordance with its investment objective and policies.

         11. Issue any class of securities senior to any other class of securities, except each Fund may purchase when-issued securities as described under "Investment Objectives and Policies."

         12. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.

         The following investment restrictions may be changed by the Board of Trustees without the approval of shareholders. Appropriate notice will be given of any changes in these restrictions made by the Board of Trustees. With respect to investment restrictions Number 13 through 16 below, the Funds may not:

         13. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, and except for purchases of the securities of money market mutual funds.

         14. Purchase securities of any issuer for the purpose of exercising control or management, except in connection with a merger, consolidation, acquisition or reorganization.

         15. Invest more than 5% of either Fund's total assets in securities of any issuer which, together with its predecessors, has been in continuous operation less than three years.

         16. Purchase or retain the securities of an issuer if those officers or trustees of the Trust or officers or directors of the Adviser who are also officers or directors of the issuer and who each own beneficially more than 1/2 of 1% of the securities of that issuer together own more than 5% of the securities of such issuer.

         17. Neither Fund currently intends to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.

         If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

TAX EXEMPT MONEY FUND

         The following investment restrictions apply to the Tax Exempt Money Fund. They may not be changed without a shareholder vote. A change requires the affirmative vote of a majority of the Fund's outstanding shares, which as used in this Statement means the lesser of (1) 67% of the Fund's outstanding shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. With respect to investment restrictions Number 1 through 12 below, the Fund may not:

         1. Purchase securities on margin; sell short; purchase warrants; or write, purchase, or sell straddles, spreads, or combinations thereof.

         2. Borrow money, except from banks for temporary purposes (not for leveraging or investment) and then in an aggregate amount not in excess of 10% of the value of the Fund's assets at the time of such borrowing, provided, that so long as such borrowings exceed 5% of the value of the net assets, the Fund will not make any investments; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in an aggregate amount not in excess of the dollar amount borrowed.

         3. Act as an underwriter of securities of other issuers, except to the extent that the purchase of Municipal Securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting.

         4. Purchase securities (other than under repurchase agreements of not more than one week's duration, considering only the remaining days to maturity of each existing repurchase agreement) for which there exists no readily available market, or for which there are legal or contractual restrictions on resale (excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which the Board of Trustees or the Adviser has determined under Board-approved guidelines are liquid), if as a result of any such purchase, more than 10% of the Fund's net assets would be invested in such securities.

         5. Purchase any securities if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in general municipal obligations and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         6. Purchase securities of any one issuer, other than the U.S. Government, its agencies and instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer.

         7. Acquire more than 10% of any class of securities of an issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities which are backed by the full faith and credit of the United States.

         8. Purchase or sell real estate, except this shall not prevent the Fund from investing in Municipal Securities secured by real estate or interests therein.

         9. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or development programs.

         10. Make loans, except that the Fund may hold debt instruments and enter into repurchase agreements in accordance with its investment objectives and policies.

         11. Issue any class of securities senior to any other class of securities, except that the Fund may purchase when-issued securities as described under "Investment Objectives and Policies."

         12. Invest more than 25% of its total assets within a single state of the United States or the District of Columbia.

         13. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

         The following investment restrictions may be changed by the Board of Trustees without the approval of shareholders. Appropriate notice will be given of any changes in these restrictions made by the Board of Trustees. With respect to investment restrictions Number 14 through 17 below, the Fund may not:

         14. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, and except for purchases of the securities of money market mutual funds.

         15. Purchase securities of any issuer for the purpose of exercising control or management, except in connection with a merger, consolidation, acquisition or reorganization.

         16. Invest more than 5% of the Fund's total assets in securities of any issuer which, together with its predecessors, has been in continuous operation less than three years, except obligations issued or guaranteed by the U.S. Government or its agencies, or Municipal Securities (other than industrial development bonds) (for this purpose the period of operation of the issuer shall include the period of operation of any predecessor or unconditional guarantor of such issuer).

         17. Purchase or retain the securities of an issuer if those officers or trustees of the Trust or officers or directors of the Adviser who are also officers or directors of the issuer and who each own beneficially more than 1/2 of 1% of the securities of that issuer together own more than 5% of the securities of such issuer.

         18. The Fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

         For the purposes of the limitations set forth in paragraphs 5, 6, 7, 16 and 17, the Fund will regard the entity which has the ultimate responsibility for the payment of principal and interest as the issuer.

         If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.


                             PORTFOLIO TRANSACTIONS

         The Advisory Agreements authorize the Adviser (subject to the control of the Boards of Trustees) to select brokers and dealers to execute purchases and sales of portfolio securities. They direct the Adviser to use its best efforts to obtain the best overall terms for the Trusts, taking into account such factors as price (including dealer spread), the size, type and difficulty of the transaction involved, and the financial condition and execution capability of the broker or dealer.

         With respect to the Cash Management Fund and the Government Securities Fund, the Adviser generally will purchase portfolio securities for both Funds either directly from the issuer or from dealers who specialize in "money market" instruments. During the last three fiscal years ended December 31, 1997, 1998, and 1999, the Cash Management Fund and the Government Securities Fund paid no brokerage commissions.

         With respect to the Tax Exempt Money Fund, purchases and sales of the Fund's portfolio securities are generally placed by the Adviser with the issuer, the issuer's underwriter or with a primary market maker. Usually no brokerage commission is paid, although the price usually includes an undisclosed compensation. (Transactions with primary market makers reflect the spread between bid and asked prices; purchases of underwritten issues include an underwriting fee paid by the issuer to the underwriter.) During the last three fiscal years ended December 31, 1997, 1998 and 1999, the Tax Exempt Money Fund paid no brokerage commissions.

         With respect to all of the Funds, to the extent that the execution and price offered by more than one dealer are comparable, the Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide the Trusts with research services such as credit analysis. Any such research services would be available for use on all investment advisory accounts of the Adviser.

         Other investment advisory clients advised by the Adviser may also invest in the same securities as the Trusts. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including any Fund. In some instances, this investment procedure may adversely affect the price paid or received by any Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for any Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

         In no instance will portfolio securities be purchased from or sold to Tucker Anthony Incorporated ("Tucker Anthony"), Sutro & Co. Incorporated ("Sutro") or any affiliated person (as defined in the 1940 Act) thereof.

         The Board of Trustees of the Mutual Fund has determined that any portfolio transaction for the Mutual Fund may be executed through Tucker Anthony or Sutro, if, in the Adviser's judgment, the use of Tucker Anthony or Sutro is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Tucker Anthony or Sutro charges the Mutual Fund a commission rate consistent with those charged by Tucker Anthony or Sutro to comparable unaffiliated customers in similar transactions. Neither Tucker Anthony nor Sutro will participate in commissions in brokerage given by the Mutual Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.


                                  CURRENT YIELD

         The Securities and Exchange Commission requires by rule that a yield quotation set forth in an advertisement or prospectus for a "money market" fund be computed by a standardized method based on a historical seven calendar day period referred to as the "base period." The yield quoted may be a simple annualized yield or a compounded effective yield which gives effect to the reinvestment of the proceeds of the investment portfolio. The yield for the Tax Exempt Money Fund may also be quoted on a tax equivalent basis. If the compounded effective yield is used in an advertisement, the simple annualized yield must also be included. Both yields are computed on the basis of the base period return on a hypothetical pre-existing account in each Fund having a balance of one share at the beginning of the seven-day base period. The base period return equals the net change in value of the account over the seven-day period, including dividends declared both on the original share and on any additional shares purchased with previous dividends (such dividends are declared daily and paid from the net investment income of the Fund) and minus all fees, other than nonrecurring account or sales charges charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size. The fees deducted will take into account the expense limitation agreement as described in "Investment Management" in the Prospectus. The net change in value does not include realized gains and losses from the sale of securities or unrealized appreciation or depreciation of the securities. The base period return is then multiplied by 365/7 to arrive at the annualized simple yield. The compounded effective yield is calculated by dividing the base period return (calculated as above) by 7, adding 1, raising that sum to the 365th power and subtracting 1 from the result. Both calculations of yields are then expressed to at least two decimal points. The tax equivalent annualized simple yield is determined by dividing that portion of the annualized simple yield that is tax-exempt by 1 minus a stated income tax rate, and adding the quotient to that portion, if any, of the Tax Exempt Money Fund's yield that is not tax-exempt. The tax equivalent compounded effective yield is calculated by dividing that portion of the compounded effective yield by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Tax Exempt Money Fund's compounded effective yield that is not tax-exempt.

YIELD INFORMATION

         Cash Management Fund. For the seven day period ended December 31, 1999, the simple annualized yield of the Cash Management Fund was 5.25%, the compound effective yield was 5.39%, and the Fund had an average weighted maturity of investments of 29 days.

         Government Securities Fund. For the seven day period ended December 31, 1999, the simple annualized yield of the Government Securities Fund was 4.92%, the compound effective yield was 5.04%, and the Fund had an average weighted maturity of investments of 40 days.

         Tax Exempt Money Fund. For the seven day period ended December 31, 1999, the simple annualized yield of the Tax Exempt Money Fund was 3.95%, the compound effective yield was 4.03%, the tax equivalent annualized simple yield was 6.54% and the tax equivalent compounded effective yield was 6.67% (in each case assuming an income tax rate of 39.6%), and the Fund had an average weighted maturity of investments of 28 days.


                      ADDITIONAL INFORMATION ON REDEMPTION

         The Trusts may suspend redemption privileges or postpone the date of payment on shares of any Fund for more than seven days during any period (1) when the New York Stock Exchange is closed (other than for week-ends or holidays) or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"), (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for either Trust to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

         It is possible that under unusual circumstances the redemption price may be more or less than the shareholder's cost, depending on the market value of a Fund's portfolio at the time.

                                 NET ASSET VALUE

         As disclosed in the Prospectus, the net asset value per share of each Fund is determined at 12:00 noon New York time Monday through Friday, as described below. The Funds will be closed on the following national business holidays: New Year's Day, Martin Luther King Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The net asset value per share of the Funds is determined daily under the general supervision of the Trusts' Board of Trustees by the Trusts' custodian at 12:00 noon New York time on each day on which the New York Stock Exchange is open or on which there is a sufficient degree of trading in the Trusts' portfolio securities that the current net asset value of the Trusts' redeemable securities might be materially affected by changes in the value of the portfolio securities. Purchase or redemption orders received by Freedom Services Corporation prior to 12:00 noon New York time will be priced at 12:00 noon New York time that day. Purchase or redemption orders received by Freedom Services Corporation subsequent to 12:00 noon New York time will be priced at 12:00 noon New York time the next day that net asset value is computed. Net asset value per share is computed by taking the value of all assets of any Fund, less liabilities, and dividing by the number of shares of the Fund outstanding. To determine the value of the assets of any Fund for the purpose of obtaining the net asset value, portfolio securities are valued at amortized cost, as described below, and interest is accrued daily.

         Since the Trusts have adopted a policy of normally holding portfolio securities to maturity, all portfolio securities of the Funds will normally be valued at amortized cost. Thus, it is not expected that realized or unrealized gains or losses on portfolio securities will be a substantial factor in the computation of the net asset value or gross income of any Fund. If in some extraordinary circumstance any Fund experiences gains or losses (realized or unrealized), whether recognized or unrecognized, this could result in a change in net asset value, a change in dividends, or both.

         The Trusts intend to comply with the provisions of Rule 2a-7 under the 1940 Act, which permits each Fund to compute the net asset value using the amortized cost method of valuing portfolio securities. To comply with that rule, the Board of Trustees of each Trust has agreed to establish procedures to stabilize the net asset value for each Fund at $1.00 per share. These procedures include a review by the Board of Trustees of the extent of any deviation of net asset value per share, based on available market quotations or estimates of market value determined by the Boards of Trustees in good faith, from the Fund's $1.00 amortized cost value per share. If that deviation exceeds 1/2 of 1%, the Trustees will consider any action that should be initiated to reasonably eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, withholding dividends, or utilizing a net asset value per share as determined by using available market quotations. In addition, the Trusts must (a) maintain a dollar weighted average portfolio maturity of 90 days or less for each Fund, (b) not purchase any instrument with a remaining maturity greater than 397 days, (c) limit portfolio investments, including repurchase agreements, to securities that, at the time of acquisition, (i) are rated in one of the two highest categories by at least two NRSROs (or by one organization if only one organization has rated the security), (ii) if not rated, are obligations of an issuer whose other outstanding short-term debt obligations are so rated, or
(iii) if not rated, are of comparable quality as determined by the Boards of Trustees in accordance with procedures established by the Boards of Trustees, and (d) comply with certain reporting and recordkeeping procedures. The Trusts' officers will periodically review the method of valuation and recommend changes to the Boards of Trustees which may be necessary to assure that the portfolio securities of the Funds are valued at their fair value as determined by the Trustees in good faith. The Funds will limit their investments to securities that present minimal credit risks, as determined by the Boards of Trustees in accordance with the procedures established by the Boards of Trustees.

         Amortized cost valuation involves valuing a security at its acquisition cost and adding or subtracting, ratably to maturity, adjustments for amortization of premium or accretion of discount, regardless of the impact of current market factors on the value of the security. Under the amortized cost method of valuation, neither the amount of daily income nor net asset value is affected by any unrealized appreciation or depreciation of the portfolio. As a result, in periods of declining interest rates, the indicated daily yield on a portfolio valued by amortized cost will be higher than on a portfolio valued by market prices.

         Since there is no sales load involved in an investment in either Trust, 100% of the shareholder's purchase price is invested in shares of the Fund purchased.

                         ADDITIONAL INFORMATION ON TAXES

         The following discussion offers only a brief outline of certain federal tax consequences of investing in the Funds. Investors should consult their own tax advisors for more detailed information and for the information regarding the impact of state and local taxes upon such an investment.

         Each Fund intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, a Fund will not be liable for federal income taxes on its net investment income (i.e., the Fund's investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the Fund's net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years, if any) that it distributes to shareholders, provided that the Fund distributes at least 90% of its net investment income and tax-exempt interest income for the taxable year. However, the Fund will be subject under current tax rates to a federal income tax at a maximum effective rate of 35% on any undistributed net investment income and net capital gain. To qualify for tax treatment as a "regulated investment company" under the Code, a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (A) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

         If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at corporate rates and, in such event, dividend distributions to its shareholders would be eligible for the corporate dividends received deduction.

         As of December 31, 1999, the Freedom Cash Management Fund had $105,967 of capital loss carryforwards of which $95,472, $8,517 and $1,978 expire on December 31, 2002, December 31, 2006 and December 31, 2007, respectively. As of December 31,1999 the Freedom Government Securities Fund had $29,119 of capital loss carryforwards of which $18,859 and $10,260 expire on December 31, 2002 and December 31, 2005, respectively.

         The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute, or is deemed to have distributed, during each calendar year an amount at least equal to the sum of (1) 98% of its taxable ordinary income for the calendar year (not taking into account any capital gains or losses), (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. For this purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Funds intend to make sufficient distributions to avoid this 4% excise tax.

         Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are taxable as of December 31, provided that a Fund pays the dividend during the following January. It is expected that none of the Funds' distributions will qualify for the 70% corporate dividends-received deduction.

CASH MANAGEMENT FUND AND GOVERNMENT SECURITIES FUND

         Since none of the net investment income of the Cash Management Fund or the Government Securities Fund will arise from dividends on common or preferred stock, it is expected that none of the Trust's distributions to shareholders will be eligible for the corporate dividends received deduction.

         Since all net investment income will be distributed as dividends, it will be taxable to shareholders as ordinary income, except for (a) such portion as may exceed a shareholder's ratable share of a Fund's earnings and profits as determined for tax purposes and available therefor, which excess will be applied against and reduce the shareholder's adjusted tax basis for his shares, and (b) amounts representing distributions of realized net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) and properly designated as such. If the excess described in (a) above were to exceed the shareholder's tax basis for his shares, the amount thereof would be treated as gain from the sale or exchange of such shares. The amount of any net capital gain realized by a Fund is, to the extent designated by that Fund, taxable to shareholders as long-term capital gain, regardless of the length of time a particular shareholder may have held his shares in the Fund. Not later than sixty days after the end of each taxable year, each Fund will send to its shareholders a written notice designating the amount of any distributions made during such year which is a distribution of long-term capital gain or represents a return of capital. In view of their policy of investing only in instruments maturing within one year, it is unlikely that either Fund will realize any long-term capital gains.

TAX EXEMPT MONEY FUND

         Net investment income received by the Fund from investments in debt securities other than tax exempt securities, and any excess of net short-term capital gain over net long-term capital loss recognized by the Fund, will be taxable to shareholders upon distribution as ordinary income, regardless of whether the distribution is paid in cash or in additional shares. The excess of net long-term capital gain over net short-term capital loss ("net capital gain"), to the extent properly designated by the Fund, will be taxable to shareholders upon distribution as long-term capital gain, regardless of the length of time the shares have been held or whether the distribution is paid in cash or in additional shares. Such distributions of net capital gain will not be eligible for the dividends received deduction for corporations. However, it is expected that any such amounts will be insubstantial in relation to the tax exempt interest generated by the Fund.

         Interest on certain private activity bonds issued after August 7, 1986 not otherwise subject to federal income tax may be subject to the federal alternative minimum tax ("AMT") although the interest continues to be excludable from gross income for other purposes. The AMT requires certain taxpayers to use alternative tax rate schedules and calculations to ensure that they pay at least a minimum amount of income tax, even if they make substantial use of certain tax deductions and exclusions (including the "items of tax preference"). Interest from certain private activity bonds is one of the items of tax preference that is added into income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. Under regulations to be prescribed, exempt-interest dividends paid by the Fund will be treated as interest on such private activity bonds to the extent of the proportionate share of the interest on such bonds received by the Fund. In addition, corporate investors should note that exempt-interest dividends will be a component of the "current earnings" adjustment for the corporate AMT. Prospective investors should consult their own tax advisors with respect to the possible application of the AMT to their tax situation.

         To the extent that the net asset value at the time of purchase of shares in the Fund reflects capital gains, a subsequent distribution to the shareholder of such amounts, although constituting a return of his investment, would be taxable as described above. Any loss on the sale or exchange of shares of the Fund held for six months or less will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

         Information concerning the tax status of dividends and distributions is mailed to shareholders annually. The Fund anticipates that substantially all of the dividends to be paid by the Fund will be exempt from federal income taxes. If any portion of the Fund's dividends is not exempt from federal income taxes, the Fund will advise shareholders in the annual tax information notice of the percentage of both tax exempt and taxable income. The Fund will also advise shareholders in the annual tax information notice of the proportion of dividends and distributions derived from Municipal Securities of each state. In accordance with the Code, expenses of the Fund will be allocated pro rata between taxable and nontaxable income.

         Shareholders who are recipients of Social Security benefits should be aware that tax-exempt interest dividends received from the Fund are taken into account for purposes of determining whether their incomes are large enough to result in taxation of up to 85% of the amount of such Social Security benefits.

         From time to time, proposals have been introduced before Congress for the purpose of restricting, limiting, or eliminating the federal income tax exemptions for interest on Municipal Securities. It can be expected that similar proposals may be introduced in the future. If any such proposal were enacted, the availability of Municipal Securities for investment by the Fund and the value of the Fund's portfolio would be affected. In such an event, the Fund would reevaluate its investment objective and policies.

                            MANAGEMENT OF THE TRUSTS

         The Trustees and executive officers of the Trusts and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is One Beacon Street, Boston, Massachusetts 02108.

         *Dexter A. Dodge--Trustee, Chairman of the Board, Chief Executive Officer and Director of the Adviser since July 1992. He is 65. Director of Freedom Distributors Corporation since 1994.

         Richard A. Farrell--Trustee - 50 Beacon Street, Marblehead, Massachusetts 01945. He is 65. President since 1980 of Farrell, Healer & Co., a venture capital management firm that manages The Venture Capital Fund of New England.

         Ernest T. Kendall--Trustee - 230 Beacon Street, Boston, Massachusetts 02116. He is 67. President, Commonwealth Research Group, Inc., Boston, MA, a consulting firm specializing in microeconomics, regulatory economics and labor economics, since 1978.

         Richard B. Osterberg--Trustee - 84 State Street, Boston, MA 02109. He is 55. Member of the law firm of Weston, Patrick, Willard & Redding, Boston, MA since 1978.

         William H. Darling--Trustee - 294 Washington Street, Suite 310, Boston, Massachusetts 02108. He is 50. President, W.H. Darling & Co., Inc., managing corporate general partner to a coal land lessor, since 1994. Partner of Sagamore Partners, which provides trustee services to family and related trusts, since 1993. Certified Public Accountant, since 1982.

         John R. Haack--Trustee - 311 Commonwealth Avenue #81, Boston, Massachusetts 02115. He is 58. Vice President of Operations, Reliable Transaction Processing, 1995 to present. Major General, Assistant to the Commander in Chief, U.S. Space Command, 1993 to 1995. General Manager, Unilect Industries, which is an electrical component manufacturer, 1993 to 1994. Brigadier General, Commander of 102nd Fighter Interceptor Wing, U.S. Air Force and Air National Guard, 1986 to 1993.

         Laurence R. Veator, Jr.--Trustee - 8 Cove Way, Rust Island, Gloucester, Massachusetts 01930. He is 66. Currently retired. Formerly, President, Pacific/Interamerican Divisions of Grace Specialty Chemicals Co. from 1975 to 1987.

         John J. Danello--President and Secretary-Executive Vice President of the Adviser since 1997, Director, Clerk and General Counsel since November 1986. He is 44. Executive Vice President and Director with Freedom Distributors Corporation. Prior to November 1986, Mr. Danello was associated with the law firm of Goodwin, Procter & Hoar.

         Darlene F. Rego--Treasurer - Vice President of the Adviser since February 1995 and Assistant Vice President since December 1992. She is 36. Assistant Treasurer of the Trusts from July 1987 until December 1992.

         Mary Jeanne Currie--Vice President - Senior Vice President of the Adviser since February 1998. She is 51.

         Paul F. Marandett--Vice President - Senior Vice President of the Adviser since 1996. He is 57. From 1980 to 1990, Mr. Marandett was a vice president with the Bank of Boston.

         Maureen M. Renzi--Assistant Secretary - Vice President of the Adviser since February 1996 and Assistant Clerk and Compliance Officer since July 1992. Vice President and Clerk with Freedom Distributors Corporation. She is 36. Paralegal of New England Securities from March 1989 to July 1992.

         Messrs. Dodge, Danello, and Marandett and Mesdames Currie, Rego and Renzi are all officers of the Adviser as well as of the Trusts.

-----------

         *Trustee may be deemed to be an "interested person" of the Trust as defined in the Investment Company Act of 1940.

         During the last fiscal year of the Trust, the Trustees were compensated as follows:

                               AGGREGATE                 AGGREGATE               AGGREGATE                TOTAL
                              COMPENSATION              COMPENSATION            COMPENSATION           COMPENSATION
                              FROM THE TAX                FROM THE             FROM THE CASH             FROM FUND
                                 EXEMPT                  GOVERNMENT              MANAGEMENT             COMPLEX PAID
NAME OF TRUSTEE                MONEY FUND              SECURITIES FUND              FUND               TO TRUSTEES(A)
---------------                ----------              ---------------              ----               --------------
Dexter A. Dodge                     -0-                       -0-                     -0-                    -0-
Richard A. Farrell                3,466                     3,769                  10,885                 20,800
Ernest T. Kendall                 2,466                     2,769                   9,885                 24,000
Richard B. Osterberg              3,466                     3,769                  10,885                 27,400
William H. Darling                1,766                     2,069                   9,185                 14,000
John R. Haack                     1,766                     2,069                   9,185                 21,200
Laurence R. Veator, Jr.           1,766                     2,069                   9,185                 14,000
-------------

         (a) Includes compensation from the Tax Exempt Money Fund, Government Securities Fund, Cash Management Fund, Freedom California Tax Exempt Money Fund and Fund Manager Portfolios. The Trust does not provide any pension or retirement benefits for the Trustees.

         As of January 31, 2000, the Taylor Family Trust UA dtd 06/10/83, Pasadena, California was the beneficial owner of approximately 5.61% of the shares of Freedom Cash Management Fund. To the knowledge of the Mutual Fund and Tax Exempt Trust, no other person beneficially owns 5% or more of the shares of any of the Funds. As of January 31, 2000, the officers and Trustees of the Mutual Fund as a group owned less than 1% of each of the Cash Management Fund and the Government Securities Fund, and the officers and Trustees of the Tax Exempt Trust as a group owned less than 1% of the Tax Exempt Money Fund.


                             THE INVESTMENT ADVISER

         The investment adviser for each of the Funds is Freedom Capital Management Corporation (formerly Tucker Anthony Management Corporation), a Massachusetts corporation (the "Adviser"), with offices at One Beacon Street, Boston, Massachusetts 02108-3105. The Adviser is a registered investment advisory firm which maintains a large securities research department, the efforts of which will be made available to the Funds.

         The Adviser is an indirect, wholly-owned subsidiary of Freedom Securities Corporation, formerly known as JHFSC Acquisition Corp., a Delaware Corporation. Freedom Securities Corporation is located at One Beacon Street, Boston, Massachusetts 02108.

         On April 2, 1998, 7,400,000 shares of common stock of Freedom Securities Corporation were sold to the public in an initial public offering. As a consequence of this offering of stock, as well as an acquisition by Freedom Securities Corporation and the implementation of certain incentive and stock option plans, the previous controlling shareholder Thomas H. Lee Equity Fund II, L.P. (and certain related entity shareholders), now owns less than 25% of Freedom Securities Corporation's stock.

         Freedom Distributors Corporation ("FREEDOM"), located at One Beacon Street, Boston, MA 02108-3105, Sutro & Co., Incorporated ("SUTRO"), located at 201 California Street, San Francisco, CA 94111, and Tucker Anthony Incorporated, located at One Beacon Street, Boston, MA 02108, ("TUCKER ANTHONY", and together with Freedom and Sutro, the "DISTRIBUTORS"), affiliates of the Adviser, serve as distributors and principal underwriters for the Funds pursuant to a distribution agreement with each Trust. Freedom, established in 1987, is an indirect subsidiary of Freedom Securities Corporation. Tucker Anthony (formerly Tucker, Anthony & R.L. Day, Inc.), a brokerage firm which is a member of the New York Stock Exchange, is also an indirect subsidiary of Freedom Securities Corporation and continues an investment banking and brokerage business established in 1892. Sutro, a brokerage firm which is a member of the New York Stock Exchange, is an indirect, wholly-owned subsidiary of Freedom Securities Corporation. Cleary Gull Investment Management Services, Inc. ("CLEARY GULL"), located at 100 E. Wisconsin Avenue, Milwaukee, WI 53202, is an affiliate of the Adviser. Cleary Gull, a brokerage firm, is an indirect wholly-owned subsidiary of Freedom Securities Corporation.

         Pursuant to investment advisory agreements dated as of May 20, 1998 (the "ADVISORY AGREEMENTS") between the respective Trusts and the Adviser, the Adviser agreed to act as investment adviser and manager to the Funds. As manager and investment adviser, the Adviser will: (a) furnish continuously an investment program for the Funds and determine, subject to the overall supervision and review of the Boards of Trustees, which investments should be purchased, held, sold or exchanged, (b) provide supervision over all aspects of the Funds' operations except those which are delegated to a custodian, transfer agent or other agent, and (c) provide the Trusts with such executive, administrative and clerical personnel, officers and equipment as are deemed necessary for the conduct of the business of the Trusts.

         For the services and facilities to be provided by the Advisor under the Advisory Agreements, each Trust pays to the Advisor a monthly fee with respect to each Fund as soon as practical after the last day of each calendar month, at a rate equal to (i) one-half of one percent (.50%) on an annual basis of the Monthly Average Net Assets (defined below) of each such Fund for such calendar month up to $500 million, and (ii) forty-five hundredths of one percent (.45%) on an annual basis of the Monthly Average Net Assets of each Fund for such calendar month in excess of $500 million.

         The "Monthly Average Net Assets" of any of the Funds for any calendar month is equal to the quotient produced by dividing (i) the sum of the net assets of such Fund, determined in accordance with procedures established from time to time by or under the direction of the Board of Trustees of the Fund's Trust in accordance with the Trust's Agreement and Declaration of Trust, as of the time of day on which net asset value per share is determined on each day during such month on which such net asset value is determined, by (ii) the number of such days.

         In the case of commencement or termination of the Advisory Agreement with respect to any Fund during any calendar month, the fee with respect to such Fund for that month will be reduced proportionately based upon the number of calendar days during which it is in effect and the fee will be computed upon the average net assets of such Fund for the days during which it is in effect.

         Each Trust bears all costs of its organization and operation, including expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses (except that the expense of printing and mailing prospectuses used for promotional purposes will not be borne by the Trusts), proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares of the Trust; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Trust's custodian, including those for keeping books and accounts and calculating the net asset value of shares of each Fund; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; the compensation and expenses of its Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

         The Advisory Agreement for each of the Mutual Fund and the Tax Exempt Trust was approved on May 18, 1999 by all of the Trustees, including all of the Trustees who are not parties to such Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940) of any such party and was approved at a meeting held on May 20, 1998 by the outstanding shareholders of each of the Cash Management Fund and the Government Securities Fund and the outstanding shareholders of the Tax Exempt Money Fund, respectively. The Advisory Agreements will continue in effect with respect to the Mutual Fund and Tax Exempt Trust from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of each Fund or by the Board of Trustees, and (ii) by a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any such party. The Advisory Agreements may be terminated on 60 days written notice by either party and will terminate automatically if they are assigned.

         Mr. Osterberg, a Trustee of the Trusts, is a member of the law firm of Weston, Patrick, Willard & Redding, which has retained the Adviser from time to time to provide investment advisory consulting services for clients of such firm.

         For the fiscal year ended December 31, 1997, the Cash Management Fund, Government Securities Fund and the Tax Exempt Money Fund paid the Adviser an investment advisory fee of $7,749,372, $ 1,603,441 and $ 1,416,138 respectively.

         For the fiscal year ended December 31, 1998, the Cash Management Fund, the Government Securities Fund and the Tax Exempt Money Fund paid the Adviser an investment advisory fee of $9,245,499, $1,946,255 and $1,648,108, respectively.

         For the fiscal year ended December 31, 1999, the Cash Management Fund, the Government Securities Fund and the Tax Exempt Money Fund paid the Adviser an investment advisory fee of $11,332,026, $2,261,838, and $1,801,435 respectively.


                      DISTRIBUTION OF SHARES OF THE TRUSTS

         The Trusts have each entered into a Distribution Agreement with the Distributors whereby the Distributors act as exclusive selling agent of the Funds selling shares of each Fund on a "best efforts" basis. Although the Distributors distribute shares of each Fund on a continuous basis, shares may also be purchased directly from the Funds. No underwriting commissions or discounts are paid to the Distributors in connection with their distribution of shares of the Funds.


                                 TRANSFER AGENT

         Freedom Services Corporation ("FSC"), One World Financial Center, 200 Liberty Street, New York, New York 10281 acts as transfer and shareholder services agent for the Funds. FSC is a wholly-owned subsidiary of Freedom Securities Corporation. Generally, FSC receives from each of the Funds a fee of $17.75 per account in payment for the shareholder services it provides (such as providing monthly statements and processing purchase and sale orders) for shareholders who hold shares of the Funds through their brokerage accounts. Transfer agent charges are reduced for those shareholder accounts that are held through a brokerage account with FSC.


                                    CUSTODIAN

         All cash and securities of the Trusts are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02106, as custodian.


                FINANCIAL STATEMENTS AND INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110 serves as the Trusts' independent accountants, providing audit services, including review and consultation, in connection with various filings by the Trusts with the Securities and Exchange Commission and tax authorities.

         Each Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Schedule of Investments included in each Fund's Annual Report as of or for the year ended December 31, 1999, including any notes thereto and the report of independent accountants, is hereby incorporated by reference from such Fund's Annual Report filed with the SEC.

               INFORMATION ABOUT SECURITIES RATINGS OF NATIONALLY
             RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSROS")


DEBT SECURITY RATINGS, INCLUDING MUNICIPAL BONDS


         MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") Aaa--the "best quality." Aa--"high quality by all standards", but margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated municipal bonds.

         STANDARD & POOR'S CORPORATION. ("S&P") AAA--"obligations of the highest quality." AA--issues with investment characteristics "only slightly less marked than those of the prime quality issues."

RATINGS OF MUNICIPAL NOTES

MOODY'S

         Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). Symbols used will be as follows:

MIG-1 - Notes are of the best quality. There is present strong protection by established cash flows superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2 - Notes are of high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3 - Notes are of favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG-4 - Notes are of adequate quality. Protection commonly regarded as required of an investment security and although not distinctly or predominantly speculative, there is specific risk.

S&P'S

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

RATINGS OF COMMERCIAL PAPER

MOODY'S

         Moody's Commercial Paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

P-1 (Prime-1):  Superior ability for repayment.

P-2 (Prime-2):  Strong ability for repayment.

S&P'S

         S&P's ratings are a current assessment of the likelihood of timely payment of commercial paper having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH IBCA

         Fitch IBCA employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects the highest capacity of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a strong capacity for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

DUFF & PHELPS CREDIT RATING CO.("DUFF & PHELPS")

         Duff & Phelps employs the designation of D-1+ with respect to top grade commercial paper and bank money instruments. D-1+ indicates the highest certainty of timely payment: Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. D-1-indicates very high certainty of timely payment. D-2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

THOMSON FINANCIAL BANKWATCH, INC. ("BANKWATCH")

         BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1," "TBW-2," "TBW-3," or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A," A/B," "B," "B/C, "C," "C/D," "D," "D/E," and "E") to each issuer that it rates.

         Note: Certain NRSROs utilize rankings within rating categories indicated by a + or -. The Fund, in accordance with industry practice, recognizes such rankings with categories as graduations, viewing for example S&P's rating of A-1+ and A-1 as being in S&P's highest rating category.

RATINGS OF SHORT-TERM CORPORATE DEBT SECURITIES

         MOODY'S INVESTORS SERVICE, INC. Aaa--Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which made the long-term risks appear somewhat greater.

         STANDARD & POOR'S CORPORATION. AAA--Highest grade. They possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts. AA- -- High grade. Generally, these bonds differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

                                     PART C



              To the Registration Statement of Freedom Mutual Fund
                     including Freedom Cash Management Fund
                    (the "Cash Management Fund") and Freedom
            Government Securities Fund ("Government Securities Fund")

Item 23. Exhibits.

EXHIBIT NO.  DESCRIPTION
----------   -----------

1.           (a) Agreement and Declaration of Trust dated December 22, 1980. (i)

             (b) Amendment No. 1 to Agreement and Declaration of Trust. (i)

             (c) Amendment No. 2 to Agreement and Declaration of Trust. (i)

             (d) Amendment No. 3 to Agreement and Declaration of Trust. (i)

             (e) Amendment No. 4 to Agreement and Declaration of Trust. (i)

             (f) Amendment No. 5 to Agreement and Declaration of Trust. (i)

             (g) Amendment No. 6 to Agreement and Declaration of Trust. (i)

2.           By-Laws as amended and restated. (i)

3. Specimen share certificates for the Cash Management Fund and Government Securities Fund. (ii)

4. Advisory Agreement dated May 20, 1998 between Registrant and Freedom Capital Management Corporation. (ix)

5. Distribution Agreement dated November 29, 1996 by and among the Registrant, Tucker Anthony Incorporated, Freedom Distributors Corporation and Sutro & Co., Incorporated. (iii)

6.           None.

7. Custody Agreement dated March 19, 1981 between Registrant and State Street Bank. (iv)

8. Transfer Agency and Service Agreement dated June 16, 1998 by and between Freedom Mutual Fund, and Freedom Group of Tax Exempt Funds and Freedom Services Corporation. (ix)

9. Legal Opinion and Consent of Goodwin, Procter & Hoar with respect to the Cash Management Fund and Government Securities Fund. (v)

10.          Consent of PricewaterhouseCoopers LLP.

11.          Not Applicable.

12.          Investment Letters. (vi)

13. Prototype IRA (including SEP IRA) and Keogh Plan offered by Tucker Anthony and R.L. Day, Inc.(vii)

14. Financial Data Schedules for the Cash Management Fund and Government Securities Fund.

15.          None.

16.          Powers of  Attorney. (viii)

-----------
Footnote
Reference
-----------

(i) Filed as an exhibit under Post-Effective Amendment No. 26, File No. 2-70863, to the Registrant's Registration Statement on Form N-1A, under the same exhibit number and incorporated herein by reference.

(ii) Filed as exhibit number 4 under Post-Effective Amendment No. 26, File No. 2-70863, to the Registrant's Registration Statement on Form N-1A, and incorporated herein by reference.

(iii) Filed as exhibit number 6 under Post-Effective Amendment No. 26, File No. 2-70863, to the Registrant's Registration Statement on Form N-1A, and incorporated herein by reference.

(iv) Filed as exhibit number 8 under Post-Effective Amendment No. 26, File No. 2-70863, to the Registrant's Registration Statement on Form N-1A, and incorporated herein by reference.

(v) Filed as exhibit number 10 under Post-Effective Amendment No. 26, File No. 2-70863, to the Registrant's Registration Statement on Form N-1A, and incorporated herein by reference.

(vi) Filed as exhibit number 13 under Post-Effective Amendment No. 26, File No. 2-70863, to the Registrant's Registration Statement on Form N-1A, and incorporated herein by reference.

(vii) Filed as exhibit number 14 under Post-Effective Amendment No. 26, File No. 2-70863, to the Registrant's Registration Statement on Form N-1A, and incorporated herein by reference.

(viii) Filed as exhibit number 19 under Post-Effective Amendment No. 26, File No. 2-70863, to the Registrant's Registration Statement on Form N-1A, and incorporated herein by reference.

(ix) Filed as an exhibit under Post-Effective Amendment No. 28, File No. 2-70863, to the Registrant's Registration Statement on Form N-1A, under the same exhibit number and incorporated herein by reference.

-----------

Item 24. Persons Controlled by or Under Common Control with Registrant.

         Registrant is not directly or indirectly controlled by or under common control with any person other than the Trustees. Registrant does not have any subsidiaries.

Item 25. Indemnification.

         Under Article VII of the Registrant's Agreement and Declaration of Trust, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office ("Disabling Conduct"); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940. Said Article VII further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant.

Item 26. Business and Other Connections of Investment Adviser.

         Freedom Capital Management Corporation (the "Adviser") is a registered investment adviser. The Adviser's offices are located at One Beacon Street, Boston, Massachusetts. It is a wholly-owned subsidiary of Freedom Securities Corporation. Freedom Distributors Corporation, a registered broker-dealer, is a wholly-owned subsidiary of the Adviser and acts as a distributor of shares of the Registrant. The principal office of Freedom Distributors Corporation is at One Beacon Street, Boston, Massachusetts 02108. The principal office of Freedom Securities Corporation is at One Beacon Street, Boston, Massachusetts. The Adviser offers a wide range of investment advisory services to both individuals and institutions.

         On November 29, 1996, John Hancock Mutual Life Insurance Company (John Hancock), through its subsidiary, John Hancock Subsidiaries, Inc., transferred 95.1% of the capital stock of John Hancock Freedom Securities Corporation to JHFSC Acquisition Corp., now known as Freedom Securities Corporation, a Delaware corporation.

         On April 2, 1998, 7,400,000 shares of common stock of Freedom Securities Corporation were sold to the public in an initial public offering. As a consequence of this offering of stock, as well as an acquisition by Freedom Securities Corporation and the implementation of certain incentive and stock option plans, the previous controlling shareholder, Thomas H. Lee Equity Fund II, L.P. (and certain related entity shareholders), now owns less than 25% of Freedom Securities Corporation's stock.

         The Adviser also acts as investment adviser for two other registered investment companies, Freedom Mutual Fund and FundManager Portfolios.

         The following information is provided with respect to each director and executive officer of the Adviser:

                                                                   BUSINESS AND OTHER POSITIONS WITHIN
     NAME                   POSITION WITH ADVISER                           LAST TWO YEARS
     ----                   ---------------------                           --------------
Dexter A. Dodge          Chairman, CEO and Director                Director of the Adviser. Director of
                                                                   Freedom Distributors Corporation.

John J. Danello          Executive Vice President, Director,       President and Director of Freedom
                         Clerk and General Counsel                 Distributors Corporation.

John H. Goldsmith        Director                                  President and Chief Executive Officer
                                                                   of Freedom Securities Corporation Inc.
                                                                   Chairman and Chief Executive Officer of
                                                                   Tucker Anthony Incorporated.

Michael M. Spencer       Director                                  Director of the Adviser.

Amy E. Ghisletta         Chief Financial Officer                   Employee of Tucker Anthony Incorporated


Item 27. Principal Underwriters.

         (a) Freedom Distributors Corporation ("Freedom"), Sutro & Co. Incorporated ("Sutro") and Tucker Anthony Incorporated ("Tucker Anthony") act as co-distributors for the Cash Management Fund and Government Securities Fund series of the Trust. Freedom also acts as co-distributor with Tucker Anthony and Sutro for Freedom Group of Tax Exempt Funds, a registered investment company. Freedom acts as a distributor for four other registered investment companies:
Freedom Investment Trust, Freedom Investment Trust II, Freedom Investment Trust III and Fund Manager Portfolio.

         (b)(1) The name of each director and officer of Freedom, together with the offices held by such person with Freedom and the Registrant, are set forth below. The principal business address of each person named below is One Beacon Street, Boston, MA 02108.

NAME                              OFFICES WITH FREEDOM AND THE REGISTRANT
----                              ---------------------------------------
John J. Danello.................  Executive Vice President and Director of
                                  Freedom and Secretary of the Registrant

Amy E. Ghisletta................  Treasurer of Freedom

Dexter A. Dodge.................  Director, Chairman and CEO of Freedom and
                                  Chief Executive Officer of the Registrant.

Maureen M. Renzi................  Vice President and Assistant Clerk of Freedom
                                  and Assistant Secretary of the Registrant.


         (b)(2) The persons whose names and addresses are set forth below hold the offices with Tucker Anthony indicated below. None of these persons holds any position or office with Freedom.


NAME AND PRINCIPAL
BUSINESS ADDRESS                  OFFICES WITH TUCKER ANTHONY
---------------------             ---------------------------
John H. Goldsmith (1)..........   Chairman, Chief Executive Officer and Director
Robert H. Yevich (2)...........   President and Director
Kevin J. McKay (2).............   Executive Vice President, Assistant Secretary
                                  and Clerk
Marc Menchel (1)...............   Executive Vice President, General Counsel,
                                  Secretary and Director
John B. Mullin (2).............   Treasurer and Chief Financial Officer

     (1)  Business address is One Beacon Street, Boston, Massachusetts 02108.

     (2) Business address is One World Financial Center, 200 Liberty Street, New York, New York 10281.

         (b)(3) The name and principal business address of each director and officer of Sutro, together with the offices held by such persons with Sutro, are set forth below. No officer or director of Sutro holds any office with the Registrant.

NAME AND PRINCIPAL
BUSINESS ADDRESS                  OFFICES WITH SUTRO
----------------------            ------------------
John F. Luikart (1)............   Chairman and CEO
Mary Jane Delaney (1)..........   Executive Vice President and General Counsel
Charles W. Hubbard(1)..........   Executive Vice President
Thomas R. Weinberger (2).......   President
Jerry Phillips (1).............   Executive Vice President
Fergus Henchan (1).............   Executive Vice President

     (1) Business address is 201 California Street, San Francisco, California 94111.

     (2) Business address is 11150 Santa Monica Blvd., Suite 1500, Los Angeles, California 90025

         (c)  Not applicable.



Item 28. Location of Accounts and Records.

         The accounts and records of the Registrant are maintained at the offices of Registrant at One Beacon Street, Boston, Massachusetts and at the offices of the Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02106 and 1776 Heritage Drive, North Quincy, Massachusetts 01171.



Item 29. Management Services.

         There are no management-related service contracts other than the Advisory Agreement relating to management services described in Parts A and B.



Item 30. Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Boston and Commonwealth of Massachusetts on the 24 th day of February , 2000.


                                                  FREEDOM MUTUAL FUND
                                                  By: /s/ Dexter A. Dodge
                                                  -----------------------
                                                  Dexter A. Dodge, Chief
                                                  Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                                TITLE                                  DATE
            ---------                                -----                                  ----

/s/ Dexter A. Dodge                           Chairman and Trustee                     February 24, 2000
-------------------------------------
Dexter A. Dodge, Principal
Executive Officer


/s/ Darlene F. Rego                                Treasurer                           February 24, 2000
-------------------------------------
Darlene F. Rego, Principal Financial
and Accounting Officer


                    *                               Trustee                            February 24, 2000
-------------------------------------
Richard A. Farrell


                    *                               Trustee                            February 24, 2000
-------------------------------------
Ernest T. Kendall


                    *                               Trustee                            February 24, 2000
-------------------------------------
Richard B. Osterberg


                    *                               Trustee                            February 24, 2000
-------------------------------------
William H. Darling


                    *                               Trustee                            February 24, 2000
-------------------------------------
John R. Haack


                    *                               Trustee                            February 24, 2000
-------------------------------------
Laurence R. Veator, Jr.


    *By: /s/ Dexter A. Dodge
         -------------------
         Dexter A. Dodge, Attorney-in-Fact under Powers of Attorney dated
         February 1, 1995, January 23, 1997, January 27, 1997 and January 28,
         1997 and included as Exhibit 19 to Post-Effective Amendment No. 26,
         File No. 2-70863, and incorporated herein by reference.